Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
October 31, 2024 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 51.1%	Par	Value
A&D Mortgage LLC
Series 2023-NQM3, Class A3, 7.34%, 07/25/2068 (a)(b)	$1,474,415	$1,508,684
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(b)	1,496,910	1,554,652
Series 2023-NQM4, Class B1, 8.09%, 09/25/2068 (a)(c)	5,000,000	5,086,285
Series 2023-NQM5, Class A3, 7.76%, 11/25/2068 (a)(b)	3,618,935	3,746,713
A&D Mortgage Trust, Series 2024-NQM1, Class B1, 8.57%, 02/25/2069 (a)(c)	7,000,000	7,194,516
Adjustable Rate Mortgage Trust
Series 2005-12, Class 2A1, 4.99%, 03/25/2036 (c)	1,291,467	987,282
Series 2007-2, Class 1A21, 4.99%, 06/25/2037 (c)	1,610,137	1,297,474
American Home Mortgage Assets LLC
Series 2006-1, Class XC, 0.00%, 05/25/2046 (c)(d)	13,904,712	97,764
Series 2006-6, Class XP, 0.05%, 12/25/2046 (c)(d)	52,283,793	390,821
Series 2007-5, Class XP, 0.07%, 06/25/2047 (c)(d)	12,291,051	141,753
American Home Mortgage Investment Trust
Series 2006-3, Class 22A1, 6.44% (6 mo. Term SOFR + 2.18%), 12/25/2036, (11.57% Cap) (e)	3,283,813	2,764,146
Series 2006-3, Class 3A2, 6.75%, 12/25/2036 (b)(e)	6,111,590	1,781,290
Series 2007-2, Class 11A1, 5.31% (1 mo. Term SOFR + 0.57%), 03/25/2047	3,638,386	1,546,569
AMSR Trust, Series 2023-SFR1, Class C, 4.00%, 04/17/2040 (a)	1,000,000	943,725
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.65%, 12/25/2056 (a)	2,000,000	1,430,600
ATLX Trust
Series 2024-RPL1, Class A2, 4.27%, 04/25/2064 (a)(c)	3,000,000	2,864,022
Series 2024-RPL1, Class M1, 4.27%, 04/25/2064 (a)(c)	3,500,000	3,282,492
ATLXM Trust
Series 2024-RPL2, Class A1, 3.85%, 04/25/2063 (a)(b)	10,000,000	9,653,790
Series 2024-RPL2, Class M1, 3.85%, 04/25/2063 (a)(c)	10,000,000	9,040,430
Banc of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.00%, 01/25/2037 (f)	127,686	71,992
Banc of America Funding Corp.
Series 2007-2, Class 1A16, 5.45% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)	1,939,560	1,403,902
Series 2007-8, Class 2A1, 7.00%, 10/25/2037 (e)	2,884,895	1,990,713
Series 2007-A, Class 2A2, 5.29% (1 mo. Term SOFR + 0.53%), 02/20/2047, (10.50% Cap)	701,315	616,972
Series 2007-B, Class A1, 5.29% (1 mo. Term SOFR + 0.53%), 04/20/2047 (e)	2,490,525	2,049,914
Series 2007-C, Class 7A4, 5.31% (1 mo. Term SOFR + 0.55%), 05/20/2047 (e)	1,662,154	1,534,475
Series 2014-R1, Class A2, 3.97% (1 mo. LIBOR US + 0.15%), 06/26/2037 (a)(e)(g)	3,670,892	3,592,339
Bayview Financial Acquisition Trust, Series 2005-D, Class APO, 0.00%, 12/28/2035 (f)	165,615	130,131
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.89%, 05/26/2036 (a)(c)	2,784,387	1,769,391
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 5.57%, 08/25/2035 (c)	1,283,774	1,060,636
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 5.50% (1 mo. Term SOFR + 1.11%), 08/25/2035, (5.50% Cap)	1,140,212	731,141
Bellemeade Re Ltd.
Series 2023-1, Class B1, 11.56% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	538,000	583,975
Series 2023-1, Class M1B, 9.11% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	6,200,000	6,449,401
Series 2024-1, Class M1C, 8.81% (30 day avg SOFR US + 3.95%), 08/25/2034 (a)	4,750,000	4,845,342
Series 2024-1, Class M2, 9.46% (30 day avg SOFR US + 4.60%), 08/25/2034 (a)	1,000,000	1,025,957
Boston Lending Trust, Series 2021-1, Class A, 2.00%, 07/25/2061 (a)(c)	3,698,213	3,349,464
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A2, 1.85%, 04/25/2060 (a)(c)	1,806,000	1,654,639
Series 2023-NQM4, Class B1, 7.13%, 05/25/2063 (a)(c)	4,000,000	3,966,752
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060 (a)(b)	1,425,221	1,380,171
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (a)(b)	950,147	919,040
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1, 4.50%, 05/25/2064 (a)	2,457,851	2,294,716
Cascade Funding Mortgage Trust, Series 2024-R1, Class M1, 4.00%, 10/25/2054 (a)	1,500,000	1,365,678
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.71%, 02/25/2046 (a)(c)	3,000,000	2,267,907
CC Funding Corp.
Series 2005-4A, Class NIO, 0.41%, 04/25/2037 (a)(c)(d)	15,386,060	217,205
Series 2006-1A, Class A1, 5.00% (1 mo. Term SOFR + 0.26%), 12/25/2046 (a)(e)	2,643,453	2,396,522
Series 2006-2A, Class A1, 4.98% (1 mo. Term SOFR + 0.24%), 04/25/2047 (a)(e)	8,318,878	7,649,974
Series 2006-4A, Class A2, 5.03% (1 mo. Term SOFR + 0.29%), 11/25/2047 (a)(e)	3,102,034	2,366,678
Chase Home Lending Mortgage Trust Series, Series 2024-8, Class A3, 5.50%, 08/25/2055 (a)(c)	14,572,149	14,473,933
Chase Mortgage Finance Corp.
Series 2021-CL1, Class B, 11.36% (30 day avg SOFR US + 6.50%), 02/25/2050 (a)	2,159,000	2,020,129
Series 2021-CL1, Class M3, 6.41% (30 day avg SOFR US + 1.55%), 02/25/2050 (a)	2,109,794	2,006,686
Series 2021-CL1, Class M4, 7.51% (30 day avg SOFR US + 2.65%), 02/25/2050 (a)	2,182,583	1,993,958
Series 2021-CL1, Class M5, 8.11% (30 day avg SOFR US + 3.25%), 02/25/2050 (a)	872,925	780,917
Series 2024-1, Class B4, 6.71%, 01/25/2055 (a)(c)	2,989,406	2,843,995
Series 2024-2, Class B4, 6.67%, 02/25/2055 (a)(c)	2,616,545	2,521,654
Series 2024-3, Class B4, 6.25%, 02/25/2055 (a)(c)	2,038,386	1,925,411
Series 2024-7, Class B4, 6.90%, 06/25/2055 (a)(c)	2,581,417	2,536,018
Chaseflex Trust, Series 2005-2, Class 5A6, 5.00%, 06/25/2035	1,338,734	764,903
CIM Trust
Series 2019-J1, Class B5, 3.93%, 08/25/2049 (a)(c)	613,000	404,780
Series 2021-J1, Class B4, 2.66%, 03/25/2051 (a)(c)	1,286,815	733,240
Series 2021-J1, Class B5, 2.66%, 03/25/2051 (a)(c)	810,000	405,617
Series 2021-J2, Class B4, 2.67%, 04/25/2051 (a)(c)	1,540,670	882,713
Series 2021-J2, Class B5, 2.67%, 04/25/2051 (a)(c)	718,000	360,202
Series 2021-J3, Class B4, 2.62%, 06/25/2051 (a)(c)	1,281,000	638,512
Series 2021-J3, Class B5, 2.62%, 06/25/2051 (a)(c)	481,000	211,779
Citigroup Mortgage Loan Trust, Inc., Series 2024-INV2, Class B3, 7.38%, 06/25/2054 (a)(c)	5,861,693	5,999,859
Citimortgage Alternative Loan Trust
Series 2006-A4, Class 1A3, 6.00%, 09/25/2036 (e)	2,649,421	2,349,392
Series 2006-A6, Class 1APO, 0.00%, 11/25/2036 (f)	71,387	38,159
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036, (7.50% Cap) (c)(e)	1,741,788	1,497,551
Series 2006-A7, Class 1A9, 5.50% (1 mo. Term SOFR + 0.76%), 12/25/2036, (6.00% Cap) (e)	3,346,555	2,734,128
Series 2007-A3, Class 1A2, 5.45% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap) (e)	2,086,079	1,654,160
Series 2007-A3, Class APO, 0.00%, 03/25/2037 (f)	108,069	53,621
Series 2007-A4, Class APO, 0.00%, 04/25/2037 (f)	72,049	36,407
Series 2007-A5, Class 1A3, 5.35% (1 mo. Term SOFR + 0.61%), 05/25/2037, (6.10% Cap) (e)	3,200,657	2,637,700
CitiMortgage, Inc., Series 2005-2, Class 1APO, 0.00%, 03/25/2035 (f)	27,516	16,725
COLT Funding LLC
Series 2020-2R, Class B1, 4.12%, 10/26/2065 (a)(c)	3,605,000	3,014,079
Series 2021-3R, Class M1, 2.36%, 12/25/2064 (a)(c)	2,862,000	2,288,381
Series 2022-2, Class B1, 4.01%, 02/25/2067 (a)(c)	1,750,000	1,387,822
Series 2022-3, Class B1, 4.22%, 02/25/2067 (a)(c)	2,362,000	1,990,708
Series 2022-4, Class B1, 4.69%, 03/25/2067 (a)(c)	3,535,000	3,236,268
Series 2022-5, Class B1, 4.63%, 03/25/2067 (a)(c)	4,714,000	4,266,561
Series 2022-6, Class M1, 4.64%, 06/27/2067 (a)(c)	969,978	894,777
Series 2022-7, Class B1, 6.30%, 04/25/2067 (a)(c)	3,916,000	3,737,376
Series 2023-2, Class B1, 7.94%, 07/25/2068 (a)(c)	2,000,000	2,025,102
Series 2023-3, Class B1, 7.90%, 09/25/2068 (a)(c)	2,000,000	2,025,502
Countrywide Alternative Loan Trust
Series 2005-14, Class 2X, 0.05%, 05/25/2035 (c)(d)	12,470,906	80,562
Series 2005-16, Class X2, 0.00%, 06/25/2035 (c)(d)	15,152,382	152
Series 2005-24, Class 1AX, 0.01%, 07/20/2035 (c)(d)	6,621,739	4,715
Series 2005-27, Class 2X1, 0.00%, 08/25/2035 (c)(d)	18,343,818	183
Series 2005-38, Class X, 5.13%, 09/25/2035 (c)(d)	37,361,162	4,334
Series 2005-41, Class 2X2, 0.00%, 09/25/2035 (c)(d)	3,529,728	7,014
Series 2005-44, Class 1X, 0.02%, 10/25/2035 (c)(d)	17,773,385	36,435
Series 2005-51, Class 1X, 1.48%, 11/20/2035 (c)(d)	13,660,327	970,498
Series 2005-51, Class 3X2, 0.05%, 11/20/2035 (c)(d)	10,230,951	61,375
Series 2005-51, Class 4X, 0.03%, 11/20/2035 (c)(d)	14,594,162	54,319
Series 2005-56, Class 4X, 0.00%, 11/25/2035 (c)(d)	19,397,385	157,837
Series 2005-58R, Class A, 0.07%, 12/20/2035 (a)(c)(d)	36,009,090	344,319
Series 2005-59R, Class A, 2.21%, 12/20/2035 (a)(c)(d)	10,140,213	740
Series 2005-J11, Class 1A4, 5.25% (1 mo. Term SOFR + 0.51%), 11/25/2035, (5.50% Cap)	2,539,645	1,299,003
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,435,852	922,604
Series 2006-29T1, Class 2A13, 5.15% (1 mo. Term SOFR + 0.41%), 10/25/2036, (8.00% Cap)	1,517,353	721,456
Series 2006-HY10, Class 1X, 0.48%, 05/25/2036 (c)(d)	2,396,476	48,565
Series 2006-OA1, Class 1X, 0.07%, 03/20/2046 (c)(d)	8,446,672	72,489
Series 2006-OA10, Class XAD, 0.00%, 08/25/2046 (b)(d)	20,266,163	9,849
Series 2006-OA10, Class XNB, 0.00%, 08/25/2046 (c)(d)	18,632,432	186
Series 2006-OA10, Class XPP, 0.00%, 08/25/2046 (c)(d)	11,620,801	116
Series 2006-OA3, Class X, 0.00%, 05/25/2036 (c)(d)	12,445,529	29,459
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-20, Class X, 0.56%, 10/25/2034 (c)(d)	4,890,956	189,300
Series 2004-25, Class 1X, 0.00%, 02/25/2035 (c)(d)	10,799,213	33,186
Series 2004-29, Class 1X, 0.39%, 02/25/2035 (c)(d)	1,622,007	6,074
Series 2005-1, Class 1X, 0.00%, 03/25/2035 (c)(d)	2,828,873	3,870
Series 2005-11, Class 4X, 0.05%, 04/25/2035 (c)(d)	4,261,920	221,697
Series 2005-2, Class 2X, 0.00%, 03/25/2035 (c)(d)	6,938,439	69
Series 2005-7, Class 3A2, 3.48%, 03/25/2035 (c)(e)	3,207,362	2,524,880
Series 2005-7, Class 3X, 0.86%, 03/25/2035 (c)(d)	869,832	33,157
Series 2006-12, Class X, 0.12%, 07/25/2036 (c)(d)	13,172,675	56,129
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	1,881,822	675,565
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.50%, 11/25/2035 (e)	1,942,498	784,899
Credit Suisse Management LLC, Series 2002-18, Class 2A1, 7.50%, 06/25/2032	1,866,435	1,740,028
Credit Suisse Mortgage Capital Certificates
Series 2006-4, Class 1A1, 5.55% (1 mo. Term SOFR + 0.81%), 05/25/2036, (6.00% Cap)	1,704,751	853,678
Series 2014-3R, Class 1A1, 2.47% (1 mo. LIBOR US + 0.45%), 03/27/2036, (7.50% Cap) (a)(g)	391,142	300,258
Series 2017-RPL3, Class B5, 4.56%, 08/01/2057 (a)(c)	7,247,659	6,281,814
Series 2020-RPL4, Class B3, 4.02%, 01/25/2060 (a)(c)	10,124,150	6,904,670
Series 2020-RPL4, Class B4, 4.02%, 01/25/2060 (a)(c)	10,125,738	5,929,369
Series 2020-RPL4, Class XS, 1.56%, 01/25/2060 (a)(c)(d)	171,744,956	6,673,322
Series 2021-AFC1, Class B1, 3.25%, 03/25/2056 (a)(c)	3,031,450	1,783,951
Series 2021-AFC1, Class B2, 4.26%, 03/25/2056 (a)(c)	1,539,950	979,882
Series 2021-INV1, Class AIOS, 0.04%, 07/25/2056 (a)(c)(d)	105,838,428	202,998
Series 2021-INV1, Class AX4, 0.40%, 07/25/2056 (a)(c)(d)	7,123,974	133,411
Series 2021-INV1, Class B3, 3.08%, 07/25/2056 (a)(c)	4,082,881	3,384,656
Series 2021-INV2, Class A11X, 0.00% (-1 x 30 day avg SOFR US + 4.15%), 11/25/2056, (5.00% Cap) (a)(d)(h)	19,242,942	685,992
Series 2021-INV2, Class A15X, 0.50%, 11/25/2056 (a)(c)(d)	11,528,958	271,380
Series 2021-INV2, Class AIOS, 0.04%, 11/25/2056 (a)(c)(d)	307,611,365	590,614
Series 2021-INV2, Class AX4, 0.15%, 11/25/2056 (a)(c)(d)	17,658,142	124,437
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(c)	1,000,000	705,197
Series 2021-NQM8, Class A2, 2.30%, 10/25/2066 (a)(c)	1,551,201	1,352,008
Series 2022-ATH3, Class B1, 7.10%, 08/25/2067 (a)(c)	11,195,247	11,060,624
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067 (a)(b)	6,605,182	6,506,151
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067 (a)(c)	500,000	452,807
Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.28%, 01/25/2067 (a)(c)	2,000,000	1,601,588
Deutsche ALT-A Securities, Inc.
Series 2005-5, Class 2A4, 5.50%, 11/25/2035 (e)	3,195,901	1,642,246
Series 2006-AB2, Class A8, 4.74%, 06/25/2036 (c)(e)	2,481,683	2,257,684
Series 2007-AR1, Class A1, 5.09% (1 mo. Term SOFR + 0.35%), 01/25/2047, (10.50% Cap) (e)	5,093,606	4,665,830
Series 2007-AR1, Class A2, 5.21% (1 mo. Term SOFR + 0.47%), 01/25/2047, (10.50% Cap)	884,635	786,768
Series 2007-BAR1, Class A4, 5.33% (1 mo. Term SOFR + 0.59%), 03/25/2037 (e)	76,432,950	5,046,715
Deutsche Mortgage Securities, Inc., Series 2009-RS6, Class A2B, 4.04%, 08/25/2037 (a)(c)(e)	6,875,070	6,349,774
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1, Class X2, 0.01%, 09/19/2044 (c)(d)	11,556,784	3,213
Series 2004-AR2, Class C, 0.00%, 11/19/2044 (i)	1,000	1
Series 2004-AR2, Class X2, 0.01%, 11/19/2044 (c)(d)	10,552,839	8,907
Series 2004-AR4, Class X2, 0.00%, 01/19/2045 (c)(d)	9,842,340	305
Series 2005-AR1, Class 1A, 5.41% (1 mo. Term SOFR + 0.65%), 02/19/2045, (10.50% Cap) (e)	16,506,184	12,598,427
Series 2005-AR1, Class C, 0.00%, 02/19/2045 (i)	1,000,000	10,000
Series 2005-AR1, Class X2, 0.00%, 02/19/2045 (c)(d)	18,177,549	20,432
Series 2005-AR2, Class 2A1C, 5.31% (1 mo. Term SOFR + 0.55%), 03/19/2045, (10.50% Cap) (e)	1,025,265	996,506
Series 2006-AR2, Class 2A1A, 5.07% (1 mo. Term SOFR + 0.31%), 10/19/2036 (e)	18,337,384	12,597,563
Series 2007-AR1, Class 1A1A, 5.01% (1 mo. Term SOFR + 0.25%), 04/19/2047 (e)	31,069,078	24,947,320
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.00%, 03/19/2045	1	13,334
Eagle Re Ltd.
Series 2021-2, Class M2, 9.11% (30 day avg SOFR US + 4.25%), 04/25/2034 (a)	3,000,000	3,116,358
Series 2023-1, Class M2, 10.06% (30 day avg SOFR US + 5.20%), 09/26/2033 (a)	3,000,000	3,146,340
Ellington Financial Mortgage Trust
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(c)	2,710,000	1,790,952
Series 2022-4, Class AIOS, 0.25%, 09/25/2067 (a)(c)(d)	288,335,401	1,440,235
Series 2022-4, Class B3, 5.94%, 09/25/2067 (a)(c)	20,820,278	11,673,638
Series 2022-4, Class X, 0.00%, 09/25/2067 (a)(c)(d)	288,335,401	712,765
Series 2024-NQM1, Class B1A, 0.00%, 11/25/2069 (a)(c)	1,250,000	1,249,964
FIGRE Trust
Series 2024-HE1, Class A, 6.17%, 03/25/2054 (a)(c)	3,922,082	3,992,703
Series 2024-HE1, Class C, 6.75%, 03/25/2054 (a)(c)	1,307,361	1,344,466
Series 2024-HE4, Class A, 5.06%, 09/25/2054 (a)(c)	2,939,785	2,941,319
First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A8, 5.35% (1 mo. Term SOFR + 0.61%), 04/25/2036, (5.50% Cap)	3,337,334	1,208,819
Flagstar Mortgage Trust
Series 2018-2, Class B5, 4.00%, 04/25/2048 (a)(c)	2,663,254	2,318,648
Series 2018-6RR, Class B5, 4.91%, 10/25/2048 (a)(c)	2,478,000	2,069,001
Series 2021-1, Class B4, 3.09%, 02/01/2051 (a)(c)	2,643,792	2,111,187
Series 2021-1, Class B5, 3.09%, 02/01/2051 (a)(c)	1,222,000	674,504
Series 2021-10IN, Class B5, 3.50%, 10/25/2051 (a)(c)	1,191,471	945,993
Series 2021-2, Class B4, 2.78%, 04/25/2051 (a)(c)	1,340,188	750,922
Series 2021-2, Class B5, 2.78%, 04/25/2051 (a)(c)	1,343,000	693,944
Series 2021-6INV, Class B5, 3.48%, 08/25/2051 (a)(c)	2,955,882	2,263,922
Series 2021-9INV, Class AX1, 0.47%, 09/25/2041 (a)(c)(d)	200,281,093	2,763,078
Series 2021-9INV, Class B4, 2.97%, 09/25/2041 (a)(c)	484,412	428,019
Series 2021-9INV, Class B5, 2.97%, 09/25/2041 (a)(c)	1,211,408	765,016
GCAT Trust
Series 2020-NQM2, Class M1, 3.59%, 04/25/2065 (a)(c)	1,650,000	1,443,248
Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(c)	689,407	566,866
Series 2021-NQM6, Class M1, 3.41%, 08/25/2066 (a)(c)	1,250,000	905,122
Series 2022-NQM4, Class A3, 5.73%, 08/25/2067 (a)(b)	809,820	827,487
Series 2023-NQM3, Class B1, 7.56%, 08/25/2068 (a)(c)	8,940,000	8,977,092
Series 2024-NQM1, Class A3, 6.51%, 01/25/2059 (a)(b)	826,403	838,677
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.17%, 02/25/2053 (a)(c)	47,262,300	41,513,834
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class X1, 0.08%, 06/25/2045 (c)(d)	11,954,568	81,351
Series 2005-AR3, Class X1, 0.00%, 08/25/2045 (c)(d)	20,718,601	232,028
Series 2005-AR4, Class 4A1A, 5.47% (1 mo. Term SOFR + 0.73%), 10/25/2045, (10.50% Cap)	811,278	729,070
Series 2005-AR4, Class X4, 0.00%, 10/25/2045 (c)(d)	6,971,162	17,637
Series 2006-AR3, Class 4X, 1.00%, 04/25/2036 (d)	13,161,576	415,590
GS Mortgage Securities Corp.
Series 2014-5R, Class 3B2, 5.38% (1 mo. Term SOFR + 0.26%), 02/26/2037 (a)	5,635,976	5,428,854
Series 2014-5R, Class 3B3, 5.38% (1 mo. Term SOFR + 0.26%), 02/26/2037 (a)(e)	5,707,000	5,123,414
Series 2014-5R, Class 3B4, 5.38% (1 mo. Term SOFR + 0.26%), 02/26/2037 (a)(e)	5,709,149	4,638,918
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class B4, 4.04%, 08/25/2049 (a)(c)	1,500,000	1,203,018
Series 2019-PJ1, Class B5, 4.04%, 08/25/2049 (a)(c)	577,000	411,651
Series 2019-PJ3, Class AIOS, 0.22%, 03/25/2050 (a)(c)(d)	27,657,229	276,185
Series 2020-PJ5, Class B5, 3.25%, 03/27/2051 (a)(c)	1,718,840	1,099,901
Series 2020-PJ6, Class AX1, 0.02%, 05/25/2051 (a)(c)(d)	313,538,065	315,419
Series 2020-PJ6, Class B4, 2.77%, 05/25/2051 (a)(c)	1,739,787	1,397,978
Series 2020-PJ6, Class B5, 2.77%, 05/25/2051 (a)(c)	1,507,348	945,176
Series 2020-RPL1, Class B1, 3.82%, 07/25/2059 (a)(c)	6,323,000	5,367,475
Series 2021-HP1, Class B3, 3.21%, 01/25/2052 (a)(c)(e)	3,534,881	2,939,981
Series 2021-HP1, Class B4, 3.21%, 01/25/2052 (a)(c)	3,544,477	2,916,729
Series 2021-HP1, Class B5, 3.21%, 01/25/2052 (a)(c)	1,423,536	1,129,065
Series 2021-INV1, Class B3, 3.03%, 12/25/2051 (a)(c)	3,996,904	3,292,034
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(c)	842,561	689,290
Series 2021-MM1, Class B3, 2.73%, 04/25/2052 (a)(c)(e)	2,488,650	1,989,317
Series 2021-MM1, Class B4, 2.73%, 04/25/2052 (a)(c)	1,523,773	731,983
Series 2021-PJ1, Class B4, 2.75%, 06/25/2051 (a)(c)	2,271,386	1,672,167
Series 2021-PJ1, Class B5, 2.75%, 06/25/2051 (a)(c)	1,039,000	539,731
Series 2021-PJ11, Class A2, 2.50%, 04/25/2052 (a)(c)	1,250,614	1,045,659
Series 2021-PJ11, Class B4, 2.86%, 04/25/2052 (a)(c)	1,300,000	675,685
Series 2021-PJ3, Class B4, 2.65%, 08/25/2051 (a)(c)	1,209,776	956,272
Series 2021-PJ3, Class B5, 2.65%, 08/25/2051 (a)(c)	1,217,047	744,773
Series 2021-PJ4, Class AX1, 0.01%, 09/25/2051 (a)(c)(d)	450,390,659	237,356
Series 2021-PJ4, Class B2, 2.61%, 09/25/2051 (a)(c)	7,554,319	6,218,723
Series 2021-PJ4, Class B4, 2.61%, 09/25/2051 (a)(c)	2,568,981	1,545,489
Series 2021-PJ4, Class B5, 2.61%, 09/25/2051 (a)(c)	1,244,000	625,336
Series 2021-PJ5, Class B4, 2.59%, 10/25/2051 (a)(c)	3,584,645	2,454,830
Series 2021-PJ5, Class B5, 2.59%, 10/25/2051 (a)(c)	1,194,000	595,725
Series 2021-PJ6, Class AX1, 0.02%, 11/25/2051 (a)(c)(d)	775,355,526	776,131
Series 2021-PJ6, Class B4, 2.68%, 11/25/2051 (a)(c)	5,314,500	4,042,793
Series 2021-PJ6, Class B5, 2.68%, 11/25/2051 (a)(c)	1,038,000	530,925
Series 2021-PJ6, Class B6, 2.68%, 11/25/2051 (a)(c)	4,660,103	1,784,517
Series 2021-PJ7, Class B4, 2.72%, 01/25/2052 (a)(c)	7,307,693	5,568,783
Series 2021-PJ7, Class B5, 2.72%, 01/25/2052 (a)(c)	1,735,663	942,946
Series 2021-PJ8, Class B4, 2.76%, 01/25/2052 (a)(c)	3,720,436	2,745,864
Series 2021-PJ8, Class B5, 2.76%, 01/25/2052 (a)(c)	1,237,000	643,165
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052 (a)(c)	1,500,000	926,738
Series 2021-PJ9, Class B4, 2.93%, 02/26/2052 (a)(c)	3,246,002	2,541,710
Series 2021-PJ9, Class B5, 2.93%, 02/26/2052 (a)(c)	1,222,287	848,585
Series 2022-GR1, Class B4, 3.20%, 06/25/2052 (a)(c)	3,697,123	2,806,357
Series 2022-GR1, Class B5, 3.20%, 06/25/2052 (a)(c)	1,160,776	836,409
Series 2022-LTV1, Class A14, 3.00%, 06/25/2052 (a)(c)	59,557,500	43,426,589
Series 2022-LTV1, Class A15X, 0.00% (-1 x 30 day avg SOFR US + 4.15%), 06/25/2052, (5.00% Cap) (a)(d)(h)	13,514,562	518,365
Series 2022-LTV1, Class B1, 3.25%, 06/25/2052 (a)(c)	11,809,571	9,712,912
Series 2022-LTV1, Class B2, 3.25%, 06/25/2052 (a)(c)(e)	4,634,600	3,773,737
Series 2022-LTV1, Class B4, 3.25%, 06/25/2052 (a)(c)	4,783,314	3,620,390
Series 2022-LTV1, Class B5, 3.25%, 06/25/2052 (a)(c)	747,334	529,528
Series 2022-PJ3, Class A4, 2.50%, 08/25/2052 (a)(c)	4,261,880	3,504,335
Series 2023-CCM1, Class B1, 7.48%, 08/25/2053 (a)(c)	2,300,000	2,311,698
Series 2023-PJ3, Class A16, 5.50%, 10/27/2053 (a)(c)	4,436,030	4,484,920
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(c)	3,131,846	3,187,292
Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(c)	3,386,314	3,455,574
Series 2024-PJ3, Class B4, 6.39%, 08/25/2054 (a)(c)	2,340,000	2,134,754
Series 2024-PJ5, Class B4, 6.92%, 09/25/2054 (a)(c)	1,613,000	1,507,937
Series 2024-PJ6, Class B2, 6.80%, 10/25/2054 (a)(c)	3,153,489	3,205,020
Series 2024-PJ6, Class B3, 6.80%, 10/25/2054 (a)(c)	2,024,683	2,005,645
Series 2024-PJ6, Class B4, 6.80%, 10/25/2054 (a)(c)	1,584,000	1,462,029
Series 2024-PJ8, Class B4, 6.95%, 02/25/2055 (a)(c)	1,734,000	1,647,886
Series 2024-RPL4, Class M1, 4.01%, 09/25/2061 (a)(c)	3,500,000	3,097,549
GSAA Trust
Series 2005-14, Class 2A3, 5.55% (1 mo. Term SOFR + 0.81%), 12/25/2035 (e)	2,060,808	1,793,845
Series 2006-18, Class AF5A, 6.50%, 11/25/2036 (b)	1,962,670	775,863
Series 2007-2, Class AV1, 4.93% (1 mo. Term SOFR + 0.19%), 03/25/2037	3,295,195	688,149
Series 2007-5, Class 2A1A, 5.09% (1 mo. Term SOFR + 0.35%), 04/25/2047 (e)	1,561,623	1,429,307
GSR Mortgage Loan Trust
Series 2005-6F, Class 3A6, 5.18% (1 mo. Term SOFR + 0.44%), 07/25/2035, (7.25% Cap)	1,406,733	1,177,648
Series 2007-3F, Class 4A1, 5.15% (1 mo. Term SOFR + 0.41%), 05/25/2037, (7.00% Cap)	4,379,286	1,029,920
Harborview Mortgage Loan Trust
Series 2004-11, Class X1, 0.00%, 01/19/2035 (c)(d)	6,823,115	68
Series 2004-7, Class X1, 0.50%, 11/19/2034 (c)(d)	1,133,130	17,612
Series 2004-9, Class 4A2, 5.65% (1 mo. Term SOFR + 0.89%), 12/19/2034 (e)	1,619,025	1,412,279
Series 2005-1, Class X, 0.00%, 03/19/2035 (c)(d)	4,898,316	7,137
Series 2005-10, Class X, 0.00%, 11/19/2035 (c)(d)	24,009,161	240
Series 2005-11, Class X, 0.00%, 08/19/2045 (c)(d)	7,124,423	71
Series 2005-12, Class X2B, 0.12%, 10/19/2035 (c)(d)	7,244,819	72
Series 2005-13, Class X, 0.00%, 02/19/2036 (c)(d)	12,372,924	124
Series 2005-15, Class 2A11, 5.41% (1 mo. Term SOFR + 0.65%), 10/20/2045, (11.00% Cap) (e)	2,336,861	2,136,805
Series 2005-3, Class X2, 0.04%, 06/19/2035 (c)(d)	34,236,496	342
Series 2005-8, Class 2XA1, 0.04%, 09/19/2035 (c)(d)	21,665,439	217
Series 2006-14, Class 2A1A, 5.17% (1 mo. Term SOFR + 0.41%), 01/25/2047 (e)	15,515,816	14,106,918
Series 2007-6, Class 1A1A, 5.07% (1 mo. Term SOFR + 0.31%), 08/19/2037, (10.50% Cap) (e)	15,115,158	12,786,577
Series 2007-6, Class 2A1A, 5.06% (1 mo. Term SOFR + 0.30%), 08/19/2037, (10.50% Cap)	1,552,690	1,382,742
Helios Loan Funding Trust, 12.63%, 06/06/2034	12,772,718	13,631,006
Home RE Ltd.
Series 2021-2, Class M2, 8.11% (30 day avg SOFR US + 3.25%), 01/25/2034 (a)	8,250,000	8,324,217
Series 2023-1, Class M2, 10.86% (30 day avg SOFR US + 6.00%), 10/25/2033 (a)	3,000,000	3,254,925
Homebanc Mortgage Trust, Series 2004-2, Class A2, 5.75% (1 mo. Term SOFR + 1.01%), 12/25/2034, (11.50% Cap)	859,756	826,148
Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 1A2C, 5.41% (1 mo. Term SOFR + 0.67%), 08/25/2036, (11.50% Cap) (e)	3,393,176	3,018,654
Indymac Index Mortgage Loan Trust
Series 2004-AR12, Class AX2, 0.00%, 12/25/2034 (c)(d)	1,552,008	16
Series 2005-16IP, Class AX, 0.00%, 07/25/2045 (c)(d)	12,066,150	5,188
Series 2005-AR10, Class AX, 0.00%, 06/25/2035 (c)(d)	25,539,925	255
Series 2005-AR12, Class AX2, 0.00%, 07/25/2035 (c)(d)	38,940,777	389
Series 2005-AR14, Class 2X, 0.01%, 07/25/2035 (c)(d)	18,957,849	15,204
Series 2005-AR2, Class AX2, 0.00%, 02/25/2035 (c)(d)	9,341,982	11,687
Series 2005-AR4, Class AX2, 0.00%, 03/25/2035 (c)(d)	12,167,794	149,761
Series 2005-AR8, Class AX2, 0.00%, 05/25/2035 (c)(d)	15,416,806	154
Series 2006-AR25, Class 5A1, 3.80%, 09/25/2036 (c)(e)	3,893,021	3,176,783
Series 2007-AR9, Class 2A1, 4.04%, 04/25/2037 (c)(e)	3,275,427	2,110,118
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	2,994,870	2,873,410
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 5.31% (1 mo. Term SOFR + 0.57%), 12/25/2036, (11.50% Cap)	953,275	840,734
JP Morgan Chase Commercial Mortgage Securities
Series 2019-LTV1, Class B4, 4.56%, 06/25/2049 (a)(c)	3,995,846	3,780,594
Series 2019-LTV1, Class B5, 4.56%, 06/25/2049 (a)(c)	1,752,008	1,410,452
JP Morgan Mortgage Trust
Series 2005-ALT1, Class 2A1, 5.70%, 10/25/2035 (c)(e)	4,805,364	3,893,061
Series 2006-A6, Class 1A4L, 4.64%, 10/25/2036 (c)	1,369,404	1,031,745
Series 2007-A4, Class 3A3, 5.46%, 06/25/2037 (c)	1,148,189	888,043
Series 2019-7, Class AX1, 0.00%, 02/25/2050 (a)(c)(d)	19,019,576	57
Series 2019-7, Class B4, 3.96%, 02/25/2050 (a)(c)	2,808,344	2,332,394
Series 2019-7, Class B5, 3.96%, 02/25/2050 (a)(c)	1,199,000	818,512
Series 2019-8, Class AX1, 0.17%, 03/25/2050 (a)(c)(d)	44,563,150	331,505
Series 2019-9, Class B5, 3.80%, 05/25/2050 (a)(c)	2,453,458	2,158,999
Series 2019-LTV3, Class B5, 4.35%, 03/25/2050 (a)(c)	1,758,540	1,568,579
Series 2020-1, Class B5, 3.82%, 06/25/2050 (a)(c)	2,096,225	1,737,584
Series 2020-2, Class B4, 3.82%, 07/25/2050 (a)(c)	281,022	247,625
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(c)	201,503	177,237
Series 2020-3, Class B5, 3.83%, 08/25/2050 (a)(c)	1,599,483	1,379,018
Series 2020-5, Class B5, 3.57%, 12/25/2050 (a)(c)	1,691,737	1,309,504
Series 2020-LTV1, Class B5, 4.26%, 06/25/2050 (a)(c)	2,756,650	2,432,319
Series 2020-LTV2, Class B5, 4.02%, 11/25/2050 (a)(c)	2,996,626	2,522,644
Series 2021-10, Class B5, 2.83%, 12/25/2051 (a)(c)	2,340,577	1,615,661
Series 2021-13, Class A5, 2.50%, 04/25/2052 (a)(c)	1,500,000	1,019,399
Series 2021-14, Class A3, 2.50%, 05/25/2052 (a)(c)	6,297,593	5,177,194
Series 2021-15, Class B3, 3.12%, 06/25/2052 (a)(c)	8,609,280	6,920,165
Series 2021-15, Class B4, 3.12%, 06/25/2052 (a)(c)	5,008,712	3,890,422
Series 2021-15, Class B5, 3.12%, 06/25/2052 (a)(c)	4,005,844	2,908,415
Series 2021-3, Class B4, 2.94%, 07/25/2051 (a)(c)	2,009,504	1,569,481
Series 2021-6, Class B4, 2.86%, 10/25/2051 (a)(c)	3,585,008	2,742,097
Series 2021-6, Class B5, 2.86%, 10/25/2051 (a)(c)	2,868,190	2,080,241
Series 2021-7, Class B4, 2.80%, 11/25/2051 (a)(c)	1,757,599	1,346,660
Series 2021-7, Class B5, 2.80%, 11/25/2051 (a)(c)	1,757,599	1,015,110
Series 2021-8, Class B4, 2.84%, 12/25/2051 (a)(c)	2,996,535	2,301,702
Series 2021-INV6, Class A5A, 2.50%, 04/25/2052 (a)(c)	1,129,361	938,388
Series 2022-1, Class B4, 3.09%, 07/25/2052 (a)(c)	14,073,545	10,645,497
Series 2023-6, Class B3, 6.21%, 12/26/2053 (a)(c)	4,838,800	4,881,681
Series 2023-6, Class B4, 6.21%, 12/26/2053 (a)(c)	1,572,732	1,436,914
Series 2023-7, Class B4, 6.29%, 02/25/2054 (a)(c)	1,035,500	932,415
Series 2023-8, Class B4, 6.33%, 02/25/2054 (a)(c)	3,060,165	2,845,773
Series 2023-9, Class B4, 6.42%, 04/25/2054 (a)(c)	3,000,459	2,870,110
Series 2024-10, Class B2, 7.00%, 03/25/2055 (a)(c)	2,307,000	2,438,035
Series 2024-10, Class B3, 7.00%, 03/25/2055 (a)(c)	7,463,000	7,609,484
Series 2024-10, Class B6, 7.00%, 03/25/2055 (a)(c)	2,843,931	2,078,646
Series 2024-4, Class B4, 7.19%, 10/25/2054 (a)(c)	3,028,181	3,022,664
Series 2024-5, Class B4, 6.96%, 11/25/2054 (a)(c)	2,632,853	2,582,660
Series 2024-5, Class B5, 6.96%, 11/25/2054 (a)(c)	2,366,000	2,056,622
Series 2024-6, Class B4, 6.95%, 12/25/2054 (a)(c)	2,512,639	2,371,009
Series 2024-6, Class B5, 6.95%, 12/25/2054 (a)(c)	1,795,000	1,555,235
Series 2024-8, Class B1A, 6.04%, 01/25/2055 (a)(c)	9,445,754	9,439,793
Series 2024-8, Class B2A, 6.29%, 01/25/2055 (a)(c)	7,213,744	7,194,252
Series 2024-8, Class B4, 7.04%, 01/25/2055 (a)(c)	2,611,000	2,503,986
Series 2024-9, Class B4, 7.02%, 02/25/2055 (a)(c)	3,341,737	3,313,389
Series 2024-9, Class B6, 7.02%, 02/25/2055 (a)(c)	2,676,609	1,967,816
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050 (a)(c)	3,000,000	2,616,636
JPMorgan Chase Bank NA
Series 2019-CL1, Class M2, 6.55% (1 mo. Term SOFR + 1.81%), 04/25/2047 (a)	3,573,309	3,650,746
Series 2019-CL1, Class M4, 7.45% (1 mo. Term SOFR + 2.71%), 04/25/2047 (a)	1,322,950	1,344,388
Series 2020-CL1, Class B, 14.85% (1 mo. Term SOFR + 10.11%), 10/25/2057 (a)	6,690,285	7,030,807
Series 2020-CL1, Class M2, 7.35% (1 mo. Term SOFR + 2.61%), 10/25/2057 (a)	2,934,423	2,995,277
Series 2020-CL1, Class M4, 9.20% (1 mo. Term SOFR + 4.46%), 10/25/2057 (a)	938,248	958,587
Series 2020-CL1, Class M5, 10.45% (1 mo. Term SOFR + 5.71%), 10/25/2057 (a)	1,802,053	1,875,984
Series 2021-CL1, Class B, 11.76% (30 day avg SOFR US + 6.90%), 03/25/2051 (a)	1,151,000	1,123,008
Series 2021-CL1, Class M5, 8.71% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	394,430	361,516
Lake Summit Mortgage Trust
8.67%, 08/15/2049 (c)	2,922,822	2,892,282
6.68%, 08/28/2049 (c)	87,853,523	85,062,505
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75%, 07/25/2061 (a)(b)	4,622,524	4,635,222
Lehman Mortgage Trust
Series 2007-5, Class PO1, 0.00%, 06/25/2037 (f)	16,189	11,686
Series 2007-9, Class AP, 0.00%, 10/25/2037 (f)	11,464	9,366
Lehman XS Trust
Series 2005-3, Class 3A3A, 4.84%, 09/25/2035 (b)	865,960	767,757
Series 2007-9, Class WFIO, 0.55%, 04/25/2037 (d)	14,766,527	148
Luminent Mortgage Trust
Series 2006-1, Class A1, 5.57% (1 mo. Term SOFR + 0.83%), 04/25/2036 (e)	3,052,443	2,736,353
Series 2006-1, Class X, 0.05%, 04/25/2036 (c)(d)	21,652,144	74,722
Series 2006-2, Class X, 0.00%, 02/25/2046 (c)(d)	29,814,326	298
Series 2006-5, Class X, 0.00%, 07/25/2036 (c)(d)	25,026,489	250
Mastr Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.78%, 09/25/2035 (c)	1,095,031	1,004,786
MASTR Alternative Loans Trust
Series 2004-6, Class 30PO, 0.00%, 07/25/2034 (f)	74,449	59,112
Series 2007-1, Class 15PO, 0.00%, 11/25/2024 (f)	2,913	0
Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047 (e)	9,522,465	4,562,365
MASTR Asset Securitization Trust
Series 2005-2, Class PO, 0.00%, 11/25/2035 (f)	10,037	6,037
Series 2007-1, Class AP, 0.00%, 11/25/2037 (f)	403	0
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class B4, 3.64%, 03/25/2048 (a)(c)	1,799,000	1,411,008
Series 2018-MTG1, Class B5, 3.64%, 03/25/2048 (a)(c)	1,499,000	1,074,248
Series 2021-INV4, Class B5, 3.21%, 12/25/2051 (a)(c)	1,156,165	833,963
Series 2021-MTG1, Class B4, 2.64%, 04/25/2051 (a)(c)	1,046,770	799,890
Series 2021-MTG1, Class B5, 2.64%, 04/25/2051 (a)(c)	522,929	288,176
Series 2021-MTG2, Class B4, 2.66%, 06/25/2051 (a)(c)	1,599,570	1,151,681
Series 2021-MTG3, Class B5, 2.89%, 07/01/2051 (a)(c)	488,000	228,870
Merrill Lynch Mortgage Investors, Inc., Series 2006-AF1, Class AF2A, 6.25%, 08/25/2036	1,637,917	706,180
MFRA Trust
Series 2021-AEI2, Class B1, 3.28%, 10/25/2051 (a)(c)(e)	3,092,479	2,583,621
Series 2021-AEI2, Class B2, 3.28%, 10/25/2051 (a)(c)(e)	5,672,840	4,705,887
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060 (a)(c)	4,106,000	3,432,431
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060 (a)(c)	4,500,000	3,783,182
Morgan Stanley ABS Capital I, Inc.
Series 2007-HE6, Class A3, 5.03% (1 mo. Term SOFR + 0.29%), 05/25/2037	12,309,590	11,235,566
Series 2007-HE6, Class A4, 5.10% (1 mo. Term SOFR + 0.36%), 05/25/2037 (e)	1,772,581	1,599,164
Morgan Stanley Mortgage Loan Trust
Series 2005-6AR, Class 5A1, 5.06%, 11/25/2035 (c)	1,977,580	866,569
Series 2006-3AR, Class 1AX, 0.15%, 03/25/2036 (c)(d)	13,603,772	378,811
Series 2006-3AR, Class 2A1, 4.80%, 03/25/2036 (c)(e)	4,536,940	2,932,410
Series 2006-3AR, Class 2A3, 4.80%, 03/25/2036 (c)(e)	2,306,023	1,562,116
Series 2006-5AR, Class AX, 0.00%, 04/25/2036 (c)(d)	14,843,172	152,781
Series 2006-7, Class 4A2, 5.60% (1 mo. Term SOFR + 0.86%), 06/25/2036, (6.00% Cap)	3,049,321	1,259,772
Morgan Stanley Reremic Trust, Series 2015-R4, Class CB3, 4.78%, 08/26/2047 (a)(c)	1,010,309	892,618
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1, Class B4, 2.95%, 03/25/2051 (a)(c)	771,743	465,042
Series 2021-1, Class B5, 2.95%, 03/25/2051 (a)(c)	988,000	520,138
Series 2021-3, Class B4, 2.78%, 06/25/2051 (a)(c)	1,093,000	568,450
Series 2021-4, Class B4, 2.93%, 07/25/2051 (a)(c)	1,240,000	654,786
Series 2021-5, Class B4, 2.98%, 08/25/2051 (a)(c)	1,991,068	1,190,334
MortgageIT Trust, Series 2006-1, Class 1X, 0.02%, 04/25/2036 (c)(d)	7,800,154	18,541
New Residential Mortgage Loan Trust
Series 2018-2A, Class B6, 5.36%, 02/25/2058 (a)(c)	1,176,426	850,561
Series 2019-2A, Class B6, 4.78%, 12/25/2057 (a)(c)	4,954,002	3,807,998
Series 2019-6A, Class B5IA, 1.75%, 09/25/2059 (a)(c)(d)	13,489,885	932,340
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.95% (1 mo. Term SOFR + 0.27%), 03/26/2037 (a)(e)	3,721,946	3,301,537
Oceanview Mortgage Trust
Series 2021-5, Class B4, 2.97%, 10/25/2051 (a)(c)	1,715,000	934,658
Series 2021-5, Class B5, 2.97%, 10/25/2051 (a)(c)	734,000	354,723
Onslow Bay Mortgage Loan Trust
Series 2021-INV3, Class A3, 2.50%, 10/25/2051 (a)(c)	1,215,014	1,001,393
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(c)	1,593,860	1,303,921
Series 2021-J3, Class A7, 2.50%, 10/25/2051 (a)(c)	2,500,000	1,700,158
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (a)(c)	1,060,461	925,485
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(c)	1,906,750	1,555,105
PHH Alternative Mortgage Trust
Series 2007-1, Class 21PO, 0.00%, 02/25/2037 (f)	11,390	9,004
Series 2007-2, Class 2A2, 6.00%, 05/25/2037	1,016,242	837,427
Pretium Mortgage Credit Partners LLC
Series 2021-NPL2, Class A1, 4.99%, 06/27/2060 (a)(b)	902,958	901,596
Series 2021-RN1, Class A1, 4.99%, 02/25/2061 (a)(b)	3,891,298	3,842,373
Series 2024-NPL3, Class A1, 7.52%, 04/27/2054 (a)(b)	1,884,645	1,903,533
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054 (a)(b)	990,355	989,880
Series 2024-NPL6, Class A1, 5.93%, 10/25/2054 (a)(b)	4,000,000	4,008,796
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (a)(b)(k)	1,955,000	1,970,622
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058 (a)(b)	3,404,734	3,524,574
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (a)	800,000	764,981
PRPM LLC
Series 2021-3, Class A1, 4.87%, 04/25/2026 (a)(b)	331,511	322,494
Series 2021-7, Class A1, 4.87%, 08/25/2026 (a)(b)	1,840,247	1,818,027
Series 2021-9, Class A1, 5.36%, 10/25/2026 (a)(b)	16,425,076	16,453,952
Series 2021-RPL1, Class M1, 2.68%, 07/25/2051 (a)(c)	6,167,000	5,101,213
Series 2022-NQM1, Class B1, 5.43%, 08/25/2067 (a)(c)	3,500,000	3,360,353
Series 2023-NQM3, Class M1, 7.25%, 11/25/2068 (a)(c)	750,000	775,768
Series 2024-1, Class A1, 6.96%, 02/25/2029 (a)(b)	3,399,054	3,396,294
Series 2024-2, Class A1, 7.03%, 03/25/2029 (a)(b)	918,114	928,527
Series 2024-3, Class A1, 6.99%, 05/25/2029 (a)(b)	1,808,975	1,821,305
Series 2024-3, Class A2, 9.56%, 05/25/2029 (a)(b)	1,000,000	1,011,784
Series 2024-5, Class A1, 5.69%, 09/25/2029 (a)(b)	3,164,505	3,156,122
Series 2024-NQM3, Class M1B, 6.88%, 08/25/2069 (a)(c)	1,138,000	1,152,690
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(b)	1,572,402	1,536,611
Series 2024-RCF1, Class A3, 4.00%, 01/25/2054 (a)(b)	1,000,000	922,208
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054 (a)(b)	1,250,000	1,103,581
Series 2024-RCF2, Class A3, 3.75%, 03/25/2054 (a)(b)	2,000,000	1,854,434
Series 2024-RCF5, Class M2, 4.00%, 08/25/2054 (a)(b)	1,250,000	1,047,190
Radnor RE Ltd.
Series 2021-1, Class M2, 8.01% (30 day avg SOFR US + 3.15%), 12/27/2033 (a)	3,500,000	3,563,535
Series 2023-1, Class M1A, 7.56% (30 day avg SOFR US + 2.70%), 07/25/2033 (a)	4,211,949	4,255,143
Series 2024-1, Class M1C, 8.36% (30 day avg SOFR US + 3.50%), 09/25/2034 (a)	500,000	507,750
Series 2024-1, Class M2, 8.86% (30 day avg SOFR US + 4.00%), 09/25/2034 (a)	1,500,000	1,529,480
RALI Trust
Series 2005-QA13, Class 2A1, 5.41%, 12/25/2035 (c)(e)	3,278,861	2,905,176
Series 2005-QO5, Class X, 1.72%, 01/25/2046 (c)(d)	20,056,238	820,340
Series 2005-QS13, Class AP, 0.00%, 09/25/2035 (f)	197,489	113,562
Series 2005-QS17, Class A1, 6.00%, 12/25/2035 (e)	1,550,621	1,364,720
Series 2005-QS17, Class AP, 0.00%, 12/25/2035 (f)	224,471	130,239
Series 2006-QA7, Class 2A1, 5.22% (1 mo. Term SOFR + 0.48%), 08/25/2036 (e)	4,701,076	4,245,617
Series 2006-QA9, Class A1, 5.21% (1 mo. Term SOFR + 0.47%), 11/25/2036, (11.00% Cap)	1,403,724	772,111
Series 2006-QS11, Class 1A2, 6.00%, 08/25/2036 (e)	1,880,528	1,450,395
Series 2006-QS11, Class 1A8, 6.00%, 08/25/2036 (e)	1,873,569	1,414,822
Series 2006-QS12, Class AP, 0.00%, 09/25/2036 (f)	73,320	43,191
Series 2006-QS14, Class A15, 5.15% (1 mo. Term SOFR + 0.41%), 11/25/2036, (7.50% Cap)	1,349,665	954,838
Series 2006-QS14, Class A25, 6.50%, 11/25/2036 (e)	4,605,106	3,767,690
Series 2006-QS15, Class A5, 6.50%, 10/25/2036	913,431	775,402
Series 2006-QS15, Class AP, 0.00%, 10/25/2036 (f)	99,512	47,397
Series 2006-QS16, Class AP, 0.00%, 11/25/2036 (f)	100,152	49,117
Series 2006-QS3, Class 1A1, 5.50% (1 mo. Term SOFR + 0.81%), 03/25/2036, (5.50% Cap) (e)	2,346,357	1,906,267
Series 2006-QS3, Class 1A8, 5.25% (1 mo. Term SOFR + 0.51%), 03/25/2036, (6.00% Cap)	1,265,891	1,045,641
Series 2006-QS5, Class AP, 0.00%, 05/25/2036 (f)	29,270	17,525
Series 2006-QS9, Class 1AP, 0.00%, 07/25/2036 (f)	35,086	19,887
Series 2006-QS9, Class 2AP, 0.00%, 07/25/2036 (f)	14,951	0
Series 2007-QA2, Class A3, 5.15% (1 mo. Term SOFR + 0.41%), 02/25/2037, (14.00% Cap) (e)	4,949,418	4,490,092
Series 2007-QS1, Class 1AP, 0.00%, 01/25/2037 (f)	20,978	16,330
Series 2007-QS1, Class 2A10, 6.00%, 01/25/2037	1,328,678	1,013,982
Series 2007-QS3, Class AP, 0.00%, 02/25/2037 (f)	372,400	167,268
Series 2007-QS4, Class 4A3, 0.00%, 03/25/2037 (f)	498,688	26,025
Series 2007-QS5, Class AP, 0.00%, 03/25/2037 (f)	170,888	83,743
Series 2007-QS6, Class AP, 0.00%, 04/25/2037 (f)	282,872	127,951
Series 2007-QS9, Class AP, 0.00%, 07/25/2037 (f)	821,180	362,610
Rate Mortgage Trust
Series 2021-HB1, Class B4, 2.70%, 12/25/2051 (a)(c)	2,488,692	1,670,619
Series 2021-J1, Class B4, 2.70%, 07/25/2051 (a)(c)	1,291,000	654,274
Series 2022-J1, Class B4, 2.75%, 01/25/2052 (a)(c)	3,526,826	1,966,438
Series 2024-J2, Class B3, 6.47%, 07/25/2054 (a)(c)	1,848,756	1,708,234
Series 2024-J2, Class B5, 6.47%, 07/25/2054 (a)(c)	927,000	722,383
Series 2024-J3, Class B4, 6.42%, 10/25/2054 (a)(c)	747,000	639,767
Series 2024-J3, Class B5, 6.42%, 10/25/2054 (a)(c)	935,000	713,785
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.75%, 09/26/2035 (a)(c)	1,341,329	1,189,069
RCKT Mortgage Trust
Series 2021-2, Class B4, 2.56%, 06/25/2051 (a)(c)	2,439,252	1,716,846
Series 2021-2, Class B5, 2.56%, 06/25/2051 (a)(c)	1,566,000	774,760
Series 2021-4, Class B5, 3.01%, 09/25/2051 (a)(c)	7,748,833	4,940,315
Series 2021-4, Class B6, 3.01%, 09/25/2051 (a)(c)	6,023,244	2,464,597
Series 2022-1, Class B3, 2.76%, 01/25/2052 (a)(c)	9,279,922	6,972,599
Series 2022-1, Class B4, 2.76%, 01/25/2052 (a)(c)	5,197,193	3,562,115
Series 2022-1, Class B5, 2.76%, 01/25/2052 (a)(c)	2,245,000	971,012
Residential Asset Securitization Trust
Series 2005-A11, Class 1A1, 5.30% (1 mo. Term SOFR + 0.56%), 10/25/2035, (5.50% Cap)	1,617,510	998,303
Series 2005-A11, Class 1A3, 5.50%, 10/25/2035	1,463,483	998,321
Series 2005-A11, Class PO, 0.00%, 10/25/2035 (f)	555,771	251,463
Series 2006-A2, Class A5, 5.55% (1 mo. Term SOFR + 0.81%), 01/25/2046, (6.00% Cap)	1,841,745	705,888
Series 2006-A8, Class 2A2, 6.75%, 08/25/2036 (e)	10,310,134	3,297,078
Series 2006-A8, Class 2A3, 6.00%, 08/25/2036 (e)	6,234,104	1,936,101
Series 2006-A8, Class 2A4, 6.50%, 08/25/2036 (e)	10,240,191	3,017,948
Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,941,178	1,129,597
Series 2007-A8, Class 1A1, 6.00%, 08/25/2037	3,911,770	1,996,266
RFMSI Trust
Series 2005-S7, Class AP, 0.00%, 11/25/2035 (f)	18,208	13,057
Series 2006-S10, Class 1AP, 0.00%, 10/25/2036 (f)	11,418	5,770
Series 2006-S4, Class AP, 0.00%, 04/25/2036 (f)	108,358	66,557
Series 2006-S5, Class A4, 0.00%, 06/25/2036 (f)	29,832	16,197
Series 2007-S1, Class A7, 6.00%, 01/25/2037	1,051,227	811,988
Series 2007-S5, Class AP, 0.00%, 05/25/2037 (f)	180,986	90,345
Rithm Capital Corp.
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039 (a)	2,554,000	2,265,503
Series 2023-NQM1, Class B1, 7.56%, 10/25/2063 (a)(c)	3,000,000	3,122,364
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050 (a)(c)	3,190,735	3,012,577
Series 2020-SEQ1, Class C, 0.00%, 05/25/2050 (a)(c)(d)	31,330,421	3,647,143
Series 2021-FIG2, Class M1, 4.25%, 10/25/2051 (a)(c)	1,449,524	1,548,915
Series 2021-FIG2, Class M2, 6.00%, 10/25/2051 (a)(c)	1,159,619	1,236,851
Series 2021-MF1, Class A1, 2.81%, 11/25/2029 (a)(c)	12,179,916	12,196,383
Series 2022-SEQ2, Class B1, 5.50%, 02/25/2052 (a)(c)	3,153,250	2,773,826
Series 2022-SEQ2, Class B2, 6.00%, 02/25/2052 (a)(c)	2,011,000	1,751,746
Series 2022-SEQ2, Class B3, 7.88%, 02/25/2052 (a)(c)	2,309,200	2,026,896
Series 2022-SEQ2, Class CERT, 0.00%, 02/25/2052 (a)	38,061,600	35,332,393
Series 2022-SEQ2, Class M1, 5.00%, 02/25/2052 (a)(c)	5,213,750	4,660,404
Series 2022-SEQ2, Class XS, 0.00%, 02/25/2052 (a)(c)(d)	111,903,245	2,031,603
Series 2022-SG2, Class A, 5.00%, 05/15/2052 (a)	15,000,000	14,687,220
Series 2023-FIG3, Class A, 7.07%, 08/25/2053 (a)(c)	3,390,298	3,527,304
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(c)	5,525,952	5,726,329
Series 2023-SEQ3, Class A2, 6.89%, 06/01/2053 (a)(c)	4,250,000	4,292,721
Sequoia Mortgage Trust
Series 2005-2, Class XA, 0.19%, 03/20/2035 (c)(d)	3,119,561	0
Series 2007-1, Class 5A1, 4.42%, 10/20/2046 (c)(e)	1,768,115	1,365,102
Series 2021-1, Class B4, 2.66%, 03/25/2051 (a)(c)	2,397,513	1,518,422
Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(c)	3,086,983	3,126,419
Series 2023-5, Class B4, 6.21%, 12/25/2053 (a)(c)	1,191,000	1,057,072
Series 2024-1, Class A13, 6.00%, 01/25/2054 (a)(c)	4,000,000	4,037,300
Series 2024-2, Class A13, 6.00%, 03/25/2054 (a)(c)	3,000,000	3,029,466
Series 2024-7, Class A2, 6.00%, 08/25/2054 (a)(c)	4,687,986	4,681,394
Series 2024-8, Class B3, 6.69%, 09/25/2054 (a)(c)	3,724,580	3,754,004
Series 2024-8, Class B4, 6.69%, 09/25/2054 (a)(c)	2,848,325	2,722,671
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(c)	626,696	566,622
Series 2021-2, Class A1, 1.74%, 12/25/2061 (a)(c)	3,170,556	2,639,776
Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(c)	7,561,684	6,292,856
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.84%, 07/25/2043 (a)(c)	782,566	701,709
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/2050 (a)(c)	6,000,000	5,276,352
Starwood Mortgage Residential Trust
Series 2021-1, Class B1, 3.52%, 05/25/2065 (a)(c)	1,158,500	965,771
Series 2021-2, Class A3, 1.43%, 05/25/2065 (a)(c)	160,664	149,577
Series 2021-3, Class M1, 2.49%, 06/25/2056 (a)(c)	5,170,000	3,563,433
Series 2021-5, Class A3, 2.44%, 09/25/2066 (a)(c)	7,526,889	6,289,310
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(c)	2,405,263	2,224,286
Series 2022-SFR3, Class A, 6.45% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)	1,978,548	1,980,461
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 5.48%, 09/25/2035 (c)(e)	1,453,750	991,005
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class X, 0.00%, 03/19/2034 (c)(d)	3,778,479	38
Series 2004-AR7, Class X, 0.50%, 04/19/2035 (c)(d)	5,729,143	33,046
Series 2005-AR2, Class 1X, 0.01%, 05/25/2045 (c)(d)	6,854,704	8,945
Series 2005-AR3, Class 1X, 0.01%, 08/25/2035 (c)(d)	9,200,520	14,408
Series 2006-AR5, Class 1X, 0.00%, 05/25/2046 (c)(d)	10,270,470	110,274
Series 2006-AR5, Class 4X, 0.00%, 05/25/2046 (c)(d)	35,313,912	29,416
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.00%, 01/25/2037 (a)(c)(d)	22,208,377	143,910
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.37%, 10/25/2057 (a)(c)	4,500,000	3,350,471
Series 2018-2, Class B4, 3.80%, 03/25/2058 (a)(c)	3,000,000	2,234,307
Series 2018-5, Class B3, 3.46%, 07/25/2058 (a)(c)	3,000,000	2,185,965
Series 2019-1, Class B2, 3.79%, 03/25/2058 (a)(c)	3,000,000	2,500,842
Series 2019-HY2, Class B3, 7.10% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	2,294,000	2,400,370
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(c)	2,548,781	2,355,023
Series 2024-3, Class M2, 5.16%, 07/25/2065 (a)(c)	1,695,000	1,504,368
Series 2024-4, Class A2, 4.38%, 10/27/2064 (a)(c)	2,897,000	2,643,915
Series 2024-4, Class M1, 4.38%, 10/27/2064 (a)(c)	4,966,000	4,381,273
Series 2024-CES3, Class M2C, 6.25%, 05/25/2064 (a)(c)	10,000,000	10,122,910
Triangle Re Ltd.
Series 2021-3, Class M2, 8.61% (30 day avg SOFR US + 3.75%), 02/25/2034 (a)	2,200,000	2,268,068
Series 2023-1, Class M1A, 8.26% (30 day avg SOFR US + 3.40%), 11/25/2033 (a)	5,000,000	5,057,060
Unlock Hea Trust
Series 2022-1, Class A, 7.00%, 09/25/2035 (a)(b)	8,769,168	8,640,682
Series 2022-1, Class B, 8.00%, 09/25/2035 (a)(b)	10,000,000	9,435,340
Series 2023-1, Class A, 7.00%, 10/25/2038 (a)	1,709,831	1,727,063
UWM Mortgage Trust
Series 2021-INV1, Class B5, 3.15%, 08/25/2051 (a)(c)	1,567,265	1,241,410
Series 2021-INV2, Class B5, 3.24%, 09/25/2051 (a)(c)	2,054,653	1,620,544
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066 (a)(c)	1,750,000	1,263,010
Series 2021-4, Class A3, 1.35%, 07/25/2066 (a)(c)	1,619,664	1,343,670
Series 2022-3, Class M1, 4.07%, 02/25/2067 (a)(c)	2,500,000	1,918,915
Series 2022-7, Class B1, 5.36%, 07/25/2067 (a)(c)	3,119,000	3,017,349
Series 2022-7, Class M1, 5.36%, 07/25/2067 (a)(c)	1,000,000	979,289
Series 2022-8, Class A3, 6.13%, 09/25/2067 (a)(b)	567,166	582,104
Series 2022-INV1, Class B1, 5.82%, 08/25/2067 (a)(c)	3,483,000	3,425,638
Series 2022-INV2, Class B1, 6.80%, 10/25/2067 (a)(c)	1,400,000	1,416,481
Series 2023-2, Class A2, 6.60%, 03/25/2068 (a)(b)	2,529,602	2,553,590
Series 2023-5, Class B1, 8.10%, 06/25/2068 (a)(c)	5,000,000	5,047,810
Series 2023-8, Class M1, 7.45%, 12/25/2068 (a)(c)	850,000	880,098
Series 2023-INV1, Class M1, 7.54%, 02/25/2068 (a)(c)	2,300,000	2,298,224
Series 2024-INV2, Class B1, 6.93%, 08/26/2069 (a)	1,500,000	1,524,415
Vista Point Securitization Trust
Series 2024-CES2, Class A3, 5.91%, 10/25/2054 (a)(b)	1,000,000	987,331
Series 2024-CES2, Class B1, 7.50%, 10/25/2054 (a)(c)	1,000,000	981,074
WaMu Mortgage Pass Through Certificates
Series 2004-AR10, Class X, 0.00%, 07/25/2044 (c)(d)	7,585,213	607
Series 2005-AR6, Class X, 0.06%, 04/25/2045 (c)(d)	14,556,714	82,653
Series 2007-OA4, Class 1XPP, 0.00%, 05/25/2047 (c)(d)	62,875,112	16,159
Series 2007-OA5, Class 1XPP, 0.00%, 06/25/2047 (c)(d)	55,744,504	3,066
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-5, Class CB11, 6.00% (1 mo. Term SOFR + 1.51%), 07/25/2035, (6.00% Cap) (e)	2,817,394	2,523,892
Series 2006-2, Class 1A1, 6.00%, 03/25/2036	877,574	816,561
Series 2006-2, Class 4CB, 6.00%, 03/25/2036	968,250	899,926
Series 2006-AR8, Class 3X1, 0.04%, 10/25/2046 (c)(d)	11,071,105	132,510
Series 2007-OA4, Class XPPP, 0.01%, 04/25/2047 (c)(d)	18,688,641	56,739
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS7, Class P, 0.00%, 03/25/2033 (f)	208	149
Wells Fargo Alternative Loan Trust
Series 2007-PA2, Class 1A1, 6.00%, 06/25/2037	726,043	650,607
Series 2007-PA3, Class 4A1, 6.50%, 07/25/2037	1,296,814	1,112,587
Series 2007-PA3, Class 4A3, 6.50%, 07/25/2037	1,422,601	1,220,505
Wells Fargo Mortgage Backed Securities Trust
Series 2007-17, Class APO, 0.00%, 01/25/2038 (f)	15,422	9,354
Series 2019-3, Class B4, 3.73%, 07/25/2049 (a)(c)	1,627,000	1,147,175
Series 2019-4, Class B4, 3.51%, 09/25/2049 (a)(c)	2,124,000	1,419,981
Series 2021-1, Class B4, 2.70%, 12/25/2050 (a)(c)	1,818,000	1,015,538
Series 2021-1, Class B5, 2.70%, 12/25/2050 (a)(c)	1,011,000	520,428
Series 2022-1, Class B4, 2.97%, 08/25/2051 (a)(c)	1,510,096	1,156,261
Series 2022-1, Class B5, 2.97%, 08/25/2051 (a)(c)	1,158,000	558,435
Western Alliance Bancorp
Series 2021-CL2, Class B, 13.36% (30 day avg SOFR US + 8.50%), 07/25/2059 (a)	6,600,000	6,554,057
Series 2021-CL2, Class M4, 10.21% (30 day avg SOFR US + 5.35%), 07/25/2059 (a)	12,183,386	12,019,800
Series 2021-CL2, Class M5, 11.36% (30 day avg SOFR US + 6.50%), 07/25/2059 (a)	7,116,541	6,938,200
WinWater Mortgage Loan Trust
Series 2014-1, Class B5, 3.93%, 06/20/2044 (a)(c)(e)	2,370,000	1,840,502
Series 2014-2, Class B5, 4.04%, 09/20/2044 (a)(c)	1,938,000	1,639,802
ZeroDown LLC
Series 2021-SFR1, Class A, 3.86%, 10/06/2025 (a)(c)	5,578,616	5,594,677
Series 2021-SFR1, Class B, 7.68%, 10/06/2025 (a)	1,487,615	1,491,701
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,657,695,388)		1,457,892,574

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 17.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QG4208, 4.50%, 05/01/2053	3,910,420	3,717,319
Pool QG4323, 6.00%, 06/01/2053	3,200,513	3,234,624
Pool QG6305, 4.50%, 07/01/2053	18,361,670	17,460,703
Pool QI2043, 6.00%, 03/01/2054	10,664,554	10,788,210
Pool QI2950, 6.00%, 04/01/2054	2,340,024	2,364,963
Pool QI4343, 4.50%, 04/01/2054	4,766,116	4,539,697
Pool QJ0225, 6.00%, 07/01/2054	11,734,636	11,878,033
Pool QJ5663, 5.00%, 10/01/2054	14,024,920	13,662,698
Pool QJ6482, 5.00%, 10/01/2054	12,500,000	12,157,637
Pool QJ7677, 5.50%, 11/01/2054	7,004,656	6,957,823
Pool QJ7705, 5.00%, 11/01/2054	2,500,000	2,435,432
Pool RJ0314, 6.00%, 11/01/2053	9,465,046	9,583,672
Pool RJ0846, 6.00%, 02/01/2054	2,622,518	2,643,912
Pool RJ1366, 5.00%, 04/01/2054	11,727,216	11,402,349
Pool RJ1430, 6.00%, 05/01/2054	6,035,334	6,084,571
Pool SD2500, 5.00%, 03/01/2053	11,513,521	11,194,573
Pool SD5143, 6.00%, 04/01/2054	22,584,671	22,811,263
Pool SD5381, 5.50%, 05/01/2054	9,784,009	9,715,541
Pool SD5709, 6.00%, 07/01/2054	3,921,916	3,974,744
Pool SD5781, 6.00%, 07/01/2054	8,180,965	8,286,049
Pool SD5809, 6.00%, 07/01/2054	4,957,028	4,992,818
Pool SD5813, 6.00%, 07/01/2054	9,844,645	9,961,875
Pool SD5861, 5.50%, 07/01/2054	4,965,846	4,945,059
Pool SD6195, 5.00%, 10/01/2053	9,555,825	9,338,889
Pool SD6443, 6.00%, 10/01/2053	1,722,637	1,735,075
Pool SD8322, 4.50%, 05/01/2053	365,677	347,619
Pool SD8383, 5.50%, 12/01/2053	2,867,074	2,840,737
Federal National Mortgage Association
Pool BY0126, 5.50%, 04/01/2053	3,788,036	3,768,630
Pool BY3429, 5.50%, 06/01/2053	885,769	878,185
Pool CB3770, 3.50%, 06/01/2052	8,086,247	7,253,269
Pool CB4289, 4.50%, 08/01/2052	3,135,655	2,991,590
Pool CB8004, 6.00%, 02/01/2054	4,501,111	4,543,458
Pool CB8710, 6.00%, 06/01/2054	3,785,888	3,828,604
Pool CB9060, 5.50%, 08/01/2054	9,785,098	9,707,444
Pool DA0007, 5.50%, 09/01/2053	4,781,015	4,737,096
Pool DB3770, 5.50%, 05/01/2054	4,214,002	4,177,926
Pool DB4019, 6.00%, 05/01/2054	6,183,005	6,256,632
Pool DB6624, 5.50%, 06/01/2054	1,290,562	1,282,756
Pool DC1302, 5.00%, 08/01/2054	1,488,663	1,457,194
Pool DC3426, 5.00%, 09/01/2054	2,856,140	2,782,375
Pool DC4050, 5.00%, 10/01/2054	20,457,100	19,896,800
Pool FS7280, 5.00%, 03/01/2053	11,222,549	10,939,718
Pool FS7798, 6.00%, 06/01/2054	3,940,163	3,982,158
Pool FS8870, 5.00%, 09/01/2053	21,545,381	21,042,792
Pool FS9409, 5.50%, 10/01/2054	27,000,000	26,853,228
Pool MA4733, 4.50%, 09/01/2052	3,463,766	3,292,722
Government National Mortgage Association
Pool MA8201, 4.50%, 08/20/2052	7,761,613	7,429,572
Pool MA8202, 5.00%, 08/20/2052	21,166,239	20,691,522
Pool MA8429, 5.50%, 11/20/2052	8,947,387	8,899,795
Pool MA8430, 6.00%, 11/20/2052	7,483,450	7,540,699
Pool MA8491, 5.50%, 12/20/2052	10,193,605	10,139,385
Pool MA8647, 5.00%, 02/20/2053	8,066,702	7,883,257
Pool MA8725, 5.00%, 03/20/2053	1,432,518	1,399,941
Pool MA8727, 6.00%, 03/20/2053	3,765,157	3,793,960
Pool MA8799, 4.50%, 04/20/2053	3,693,292	3,532,985
Pool MA8801, 5.50%, 04/20/2053	28,179,148	28,064,487
Pool MA8878, 5.00%, 05/20/2053	8,412,136	8,220,836
Pool MA8948, 5.50%, 06/20/2053	11,029,629	10,970,962
Pool MA9016, 5.00%, 07/20/2053	28,209,121	27,567,617
Pool MA9166, 3.00%, 09/20/2053	3,642,054	3,213,377
Pool MA9485, 4.00%, 02/20/2054	10,987,306	10,238,730
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $514,374,203)		508,315,587

ASSET-BACKED SECURITIES - 14.3%	Par	Value
Automobile - 6.4%
ACC Trust, Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	1,500,000	150
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 09/17/2029 (a)	500,000	496,179
Avis Budget Car Rental LLC
Series 2020-1A, Class D, 3.34%, 08/20/2026 (a)	5,000,000	4,906,425
Series 2021-1A, Class C, 2.13%, 08/20/2027 (a)	2,160,000	2,046,842
Series 2023-1A, Class C, 6.23%, 04/20/2029 (a)	700,000	705,400
BOF URSA Funding Trust
Series 2024-CAR1, Class D, 6.91% (30 day avg SOFR US + 2.05%), 12/26/2031 (a)	386,013	390,135
Series 2024-CAR1, Class E, 8.46% (30 day avg SOFR US + 3.60%), 12/26/2031 (a)	347,412	351,731
CAL Receivables LLC, Series 2022-1, Class B, 9.36% (30 day avg SOFR US + 4.35%), 10/15/2026 (a)	7,530,695	7,553,521
Carvana Auto Receivables Trust
Series 2019-3A, Class R, 0.00%, 07/15/2026 (a)	11,000	3,584,538
Series 2021-N1, Class F, 4.55%, 01/10/2028 (a)	1,358,108	1,329,122
Series 2021-N2, Class E, 2.90%, 03/10/2028 (a)	18,154,029	17,304,765
Series 2021-N3, Class E, 3.16%, 06/12/2028 (a)	7,034,408	6,675,365
Series 2021-N4, Class E, 4.53%, 09/11/2028 (a)	7,670,000	7,334,016
Series 2023-N2, Class E, 9.94%, 04/10/2030 (a)	4,000,000	4,256,700
Series 2023-N3, Class E, 9.49%, 09/10/2030 (a)	4,000,000	4,241,892
Series 2024-N2, Class D, 6.44%, 09/10/2030 (a)	4,500,000	4,592,151
Series 2024-P2, Class D, 6.10%, 06/10/2031	432,000	439,541
Series 2024-P3, Class N, 6.53%, 09/10/2032 (a)	823,429	825,918
CPS Auto Trust
Series 2021-B, Class E, 3.41%, 06/15/2028 (a)	500,000	491,453
Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	500,000	485,111
Series 2022-A, Class E, 4.88%, 04/16/2029 (a)	5,400,000	5,191,490
Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	5,270,000	5,442,340
Series 2024-C, Class E, 8.04%, 03/15/2032 (a)	1,500,000	1,532,733
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 03/15/2029 (a)	5,000,000	4,866,275
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	1,700,000	1,623,639
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	2,000,000	1,932,836
Series 2022-5A, Class E, 10.45%, 04/15/2030 (a)	7,146,000	7,718,023
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	600,000	653,265
Series 2024-1A, Class E, 7.89%, 08/15/2031 (a)	600,000	615,289
Series 2024-2A, Class E, 7.98%, 10/15/2031 (a)	600,000	607,211
Series 2024-3A, Class E, 7.84%, 10/15/2031 (a)	3,628,000	3,696,925
Series 2024-5A, Class E, 7.22%, 05/17/2032 (a)	1,000,000	983,293
FHF Trust
Series 2023-2A, Class D, 9.31%, 10/15/2030 (a)	688,000	726,708
Series 2024-1A, Class C, 7.42%, 05/15/2031 (a)	1,550,000	1,590,701
Series 2024-2A, Class D, 7.15%, 09/15/2031 (a)	1,128,000	1,155,240
Flagship Credit Auto Trust
Series 2021-2, Class E, 3.16%, 09/15/2028 (a)	4,100,000	3,825,981
Series 2021-4, Class E, 4.03%, 03/15/2029 (a)	4,000,000	3,618,848
Series 2022-1, Class E, 5.37%, 06/15/2029 (a)	1,000,000	868,082
Series 2024-1, Class E, 8.60%, 05/15/2031 (a)	400,000	410,298
Foursight Capital Automobile Receivables Trust
Series 2021-2, Class E, 3.35%, 10/15/2027 (a)	2,500,000	2,469,540
Series 2021-2, Class F, 4.19%, 02/15/2029 (a)	900,000	878,918
Series 2022-1, Class E, 4.69%, 08/15/2029 (a)	5,000,000	4,807,725
Series 2023-1, Class D, 7.41%, 02/15/2030 (a)	2,080,000	2,130,384
GLS Auto Receivables Trust
Series 2021-4A, Class E, 4.43%, 10/16/2028 (a)	3,000,000	2,905,188
Series 2024-1A, Class E, 7.94%, 10/15/2030 (a)	400,000	403,269
Series 2024-3A, Class E, 7.25%, 06/16/2031 (a)	1,000,000	1,002,322
Series 2024-4A, Class E, 7.51%, 08/15/2031 (a)(k)	1,500,000	1,508,717
Hertz Corp., Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	6,635,000	6,094,214
Hertz Global Holdings, Inc., Series 2022-4A, Class D, 6.56%, 09/25/2026 (a)	3,800,000	3,750,429
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	800,000	827,362
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 10.14% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	1,493,050	1,524,220
JPMorgan Chase Bank NA, Series 2021-2, Class E, 2.28%, 12/26/2028 (a)	12,406	12,364
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.66% (30 day avg SOFR US + 2.65%), 11/15/2027 (a)	750,000	754,068
LAD Auto Receivables Trust, Series 2024-2A, Class D, 6.37%, 10/15/2031 (a)	1,000,000	1,015,801
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	800,000	822,519
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	500,000	506,747
Santander Holdings USA, Inc.
Series 2022-A, Class B, 5.28%, 05/15/2032 (a)	186,933	187,094
Series 2024-A, Class F, 10.17%, 06/15/2032 (a)	1,500,000	1,520,979
SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.04%, 04/15/2030 (a)	500,000	508,323
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	1,696,036	1,702,007
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	3,190,278	3,195,986
Tricolor Auto Securitization Trust
Series 2022-1A, Class F, 9.80%, 07/16/2029 (a)	2,520,000	2,528,833
Series 2023-1A, Class E, 13.45%, 06/15/2028 (a)	2,200,000	2,338,197
Series 2024-3A, Class D, 6.34%, 04/16/2029 (a)	3,000,000	3,021,198
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025 (a)	500,021	495,372
Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	1,300,000	507,437
Series 2022-1A, Class D, 9.14%, 07/15/2027 (a)	2,053,000	205
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	14,091,766	14,090,695
Series 2023-1, Class D, 11.46%, 08/15/2030 (a)	700,000	733,357
Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	1,000,000	1,013,637
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.25%, 06/15/2028 (a)	3,000,000	2,837,448
		181,164,687

Consumer - 7.4%
ACHV ABS TRUST
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	6,726,000	6,888,836
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	1,650,000	1,697,611
Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)(k)	3,500,000	3,514,214
Series 2024-3AL, Class E, 7.00%, 12/26/2031 (a)(k)	1,750,000	1,668,195
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028 (a)	800,000	809,858
Series 2024-A, Class 1E, 9.17%, 02/15/2029 (a)	1,750,000	1,786,173
Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	900,000	910,184
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	500,000	509,554
Series 2024-X1, Class CERT, 0.00%, 05/15/2029 (a)	10,885	597,682
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046 (a)	2,220,000	1,848,292
Bankers Healthcare Group, Inc.
Series 2021-B, Class D, 3.17%, 10/17/2034 (a)	1,170,000	1,036,914
Series 2024-1CON, Class D, 8.00%, 04/17/2035 (a)	800,000	806,408
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 05/15/2041 (a)	841,222	790,566
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,069,883	1,083,411
Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	400,000	416,513
Goldman Home Improvement Trust
Series 2021-GRN2, Class C, 2.77%, 06/25/2051 (a)	8,446,434	7,995,124
Series 2021-GRN2, Class D, 4.00%, 06/25/2051 (a)	2,295,531	2,148,544
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/2048 (a)	1,043,285	826,868
GreenSky Home Improvement Trust, Series 2024-1, Class D, 7.33%, 06/25/2059 (a)	1,600,000	1,642,006
LendingClub Receivables Trust
Series 2019-1, Class CERT, 0.00%, 07/17/2045 (a)	932,340	118,481
Series 2019-7, Class R1, 0.00%, 01/15/2027 (a)	19,049,500	569,143
Series 2019-7, Class R2, 0.00%, 01/15/2027 (a)	4,408,000	131,698
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029 (a)	873,659	833,242
Series 2022-A, Class E, 7.02%, 06/15/2029 (a)	3,320,000	332
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	1,500,000	483,723
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.00%, 05/15/2028 (a)	1,576,000	84,525
Marlette Funding Trust
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	19,327,000	19,623,611
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	19,480,000	19,718,143
Series 2023-4A, Class B, 8.15%, 12/15/2033 (a)	4,125,000	4,289,773
Series 2024-1A, Class D, 6.93%, 07/17/2034 (a)	500,000	506,524
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045 (a)	400,000	400,559
Series 2023-1A, Class C, 11.24%, 03/20/2045 (a)	900,000	886,198
Oportun Financial Corp., Series 2022-3, Class C, 10.15%, 01/08/2030 (a)	2,100,000	2,120,089
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	2,723,045	2,336,922
Series 2021-3, Class C, 3.27%, 05/15/2029 (a)	1,950,239	1,802,890
Series 2021-5, Class C, 3.93%, 08/15/2029 (a)	2,214,623	2,157,079
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	6,299,167	6,030,293
Series 2022-2, Class C, 7.50%, 01/15/2030 (a)	4,999,702	4,890,899
Series 2022-5, Class B, 10.31%, 06/17/2030 (a)	999,963	1,050,017
Series 2023-1, Class B, 9.44%, 07/15/2030 (a)	749,896	761,808
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	5,997,765	6,172,912
Series 2023-8, Class D, 9.00%, 06/16/2031 (a)	2,177,869	2,174,025
Series 2024-1, Class D, 9.00%, 07/15/2031 (a)	2,165,799	2,183,282
Series 2024-10, Class E, 10.41%, 06/15/2032 (a)	2,500,000	2,500,000
Series 2024-10, Class F, 12.00%, 06/15/2032 (a)	2,000,000	1,822,864
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	2,698,800	2,735,190
Series 2024-2, Class D, 9.00%, 08/15/2031 (a)	1,599,289	1,610,722
Series 2024-3, Class D, 9.00%, 10/15/2031 (a)	3,800,000	3,810,104
Series 2024-5, Class D, 12.97%, 10/15/2031 (a)	999,819	1,052,665
Series 2024-6, Class D, 11.35%, 11/15/2031 (a)	499,871	516,386
Series 2024-7, Class D, 10.90%, 12/15/2031 (a)	4,299,066	4,413,283
Series 2024-8, Class E, 10.41%, 01/15/2032 (a)	1,000,000	1,002,028
Series 2024-9, Class E, 10.11%, 03/15/2032 (a)	1,000,000	998,516
Pagaya AI Debt Trust, Series 2024-4, Class C, 7.24%, 08/15/2031 (a)	4,988,698	5,080,934
Powerpay Securitization Funding LLC
Series 2024-1A, Class A, 6.53%, 02/18/2039 (a)	829,523	845,746
Series 2024-1A, Class B, 8.46%, 02/18/2039 (a)	500,000	511,885
Prosper Marketplace Issuance Trust
Series 2023-1A, Class D, 11.24%, 07/16/2029 (a)	350,000	364,102
Series 2024-1A, Class D, 10.98%, 08/15/2029 (a)	2,000,000	2,100,536
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	600,000	607,736
Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	400,000	408,671
Reach Financial LLC, Series 2024-2A, Class D, 8.83%, 07/15/2031 (a)	1,000,000	1,012,086
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	1,840,000	1,762,819
Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	600,000	605,856
Series 2024-A, Class D, 9.49%, 08/20/2032 (a)	500,000	502,561
Series 2024-B, Class D, 8.83%, 11/20/2037 (a)	1,000,000	999,872
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	4,200,000	4,347,298
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 16.93%, 05/15/2027 (a)(c)	1,096,282	908,515
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT, 0.00%, 07/20/2027 (a)	4,250,000	787,444
Upstart Pass-Through Trust Series
Series 2020-ST4, Class CERT, 0.00%, 11/20/2026 (a)	8,452,371	469,515
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027 (a)	11,400,000	784,269
Series 2021-ST4, Class CERT, 0.00%, 07/20/2027 (a)	1,475,000	153,697
Series 2021-ST6, Class CERT, 0.00%, 08/20/2027 (a)	5,450,000	1,355,416
Series 2021-ST7, Class CERT, 0.00%, 09/20/2029 (a)	1,500,000	465,648
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 (a)	2,370,000	906,009
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (a)	1,629,000	562,142
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030 (a)	2,400,000	764,164
Series 2022-ST2, Class CERT, 0.00%, 04/20/2030 (a)	1,500,000	257,949
Upstart Securitization Trust
Series 2019-1, Class CERT, 0.00%, 04/20/2026 (a)	20,143	213,411
Series 2019-3, Class CERT, 0.00%, 01/21/2030 (a)(d)	25,442	203,341
Series 2021-3, Class C, 3.28%, 07/20/2031 (a)	10,909,292	10,745,936
Series 2021-4, Class C, 3.19%, 09/20/2031 (a)	5,250,000	5,044,961
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	12,400,000	11,951,368
Series 2022-1, Class C, 5.71%, 03/20/2032 (a)	1,800,000	915,091
Series 2022-2, Class C, 8.43%, 05/20/2032 (a)	1,500,000	1,227,648
Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	3,600,000	3,720,262
Series 2023-2, Class B, 7.92%, 06/20/2033 (a)	4,350,000	4,458,067
Series 2023-3, Class B, 8.25%, 10/20/2033 (a)	10,000,000	10,409,000
		212,218,834

Credit Card - 0.1%
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030 (a)	500,000	498,827
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.75%, 12/15/2028 (a)	1,084,693	1,083,687
		1,582,514

Equipment - 0.1%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	512,000	502,889
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	835,000	867,286
Series 2024-3A, Class E, 7.66%, 11/22/2032 (a)	2,263,000	2,262,993
		3,633,168

Property Assessed Clean Energy - 0.1%
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	3,132,652	2,786,106

Solar - 0.1%
GoodLeap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.80%, 05/20/2055 (a)	900,000	902,194
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048 (a)	2,141,016	1,834,911
Mosaic Solar Loans LLC
Series 2019-1A, Class B, 0.00%, 12/21/2043 (a)(f)	430,093	380,734
Series 2021-2A, Class B, 2.09%, 04/22/2047 (a)	838,017	619,853
		3,737,692

Structured Settlement - 0.0%(l)
Stone Street Receivables Funding, Series 2015-1A, Class C, 5.60%, 12/15/2054 (a)	538,301	471,121

Whole Business - 0.1%
FAT Brands, Inc., Series 2021-1, Class A2, 7.00%, 07/25/2051 (a)	1,950,000	1,909,298
TOTAL ASSET-BACKED SECURITIES (Cost $454,700,906)		407,503,420

COLLATERALIZED LOAN OBLIGATIONS - 6.6%	Par	Value
ARES CLO Ltd., Series 2024-69A, Class B, 6.66% (3 mo. Term SOFR + 2.00%), 04/15/2036 (a)	5,000,000	5,038,500
ABPCI Direct Lending Fund CLO LLC, Series 2022-11A, Class A1, 7.17% (3 mo. Term SOFR + 2.55%), 10/27/2034 (a)	1,000,000	1,001,653
AGL CLO Ltd., Series 2023-24A, Class B, 7.28% (3 mo. Term SOFR + 2.65%), 07/25/2036 (a)	1,000,000	1,004,993
AMMC CDO
Series 2024-30A, Class B, 7.01% (3 mo. Term SOFR + 2.35%), 01/15/2037 (a)	2,000,000	2,011,612
Series 2024-30A, Class D, 9.16% (3 mo. Term SOFR + 4.50%), 01/15/2037 (a)	2,000,000	2,040,556
Anchorage Credit Funding Ltd.
Series 2019-8A, Class BR, 3.01%, 07/25/2037 (a)	9,350,000	8,489,370
Series 2019-9A, Class BR, 3.05%, 10/25/2037 (a)	9,000,000	8,248,338
Apidos CLO Ltd.
Series 2023-43A, Class D, 9.63% (3 mo. Term SOFR + 5.00%), 04/25/2035 (a)	3,800,000	3,852,197
Series 2023-46A, Class E, 12.58% (3 mo. Term SOFR + 7.95%), 10/24/2036 (a)	2,000,000	2,079,600
AREIT 2024-CRE9 Ltd., Series 2024-CRE9, Class AS, 7.02% (1 mo. Term SOFR + 2.24%), 05/17/2041 (a)	1,700,000	1,699,395
ARES CLO Ltd., Series 2023-68A, Class E, 13.18% (3 mo. Term SOFR + 8.55%), 04/25/2035 (a)	7,000,000	7,191,289
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.12% (3 mo. Term SOFR + 2.50%), 01/20/2031 (a)	1,173,898	1,175,945
Bain Capital Credit CLO Ltd., Series 2023-3A, Class B, 7.33% (3 mo. Term SOFR + 2.70%), 07/24/2036 (a)	2,620,000	2,641,209
Barings Middle Market CLO Ltd.
Series 2018-II, Class COM, 0.00%, 01/15/2031 (c)	428,329	36,408
Series 2023-IIA, Class A2, 8.48% (3 mo. Term SOFR + 3.20%), 01/20/2032 (a)(e)	5,000,000	5,018,705
Series 2023-IIA, Class B, 9.43% (3 mo. Term SOFR + 4.15%), 01/20/2032 (a)	1,150,000	1,156,079
BCC Middle Market CLO LLC, Series 2023-2A, Class A1, 7.12% (3 mo. Term SOFR + 2.50%), 10/21/2035 (a)(e)	10,000,000	10,107,050
Blackrock CLO Ltd.
Series 2021-6A, Class A, 6.58% (3 mo. Term SOFR + 1.96%), 04/20/2033 (a)(e)	6,205,000	6,215,505
Series 2023-1A, Class C, 9.27% (3 mo. Term SOFR + 4.65%), 04/20/2035 (a)	2,000,000	2,020,494
Capital Four US CLO Ltd. Series 2022-2A, Class E, 0.00% (3 mo. Term SOFR + 8.45%), 01/21/2035 (a)	4,800,000	4,864,800
Series 2022-1A, Class BR, 7.27% (3 mo. Term SOFR + 2.65%), 01/20/2037 (a)(e)	8,500,000	8,575,098
Carlyle Global Market Strategies, Series 2023-2A, Class E, 12.79% (3 mo. Term SOFR + 8.17%), 07/20/2036 (a)	3,000,000	3,110,070
CBAM Ltd.
Series 2018-6A, Class B1R, 7.02% (3 mo. Term SOFR + 2.36%), 01/15/2031 (a)	5,000,000	5,007,175
Series 2018-6A, Class B2R, 7.02% (3 mo. Term SOFR + 2.36%), 01/15/2031 (a)	990,000	987,596
CIFC Funding Ltd., Series 2019-FAL, Class D, 9.59% (3 mo. Term SOFR + 4.97%), 01/20/2033 (a)	5,000,000	5,003,645
Fortress Credit Opportunities, Series 2023-21A, Class AT, 7.27% (3 mo. Term SOFR + 2.65%), 01/21/2035 (a)(e)	8,750,000	8,765,242
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 6.54% (3 mo. Term SOFR + 1.91%), 10/25/2030 (a)	226,012	226,634
Halsey Point CLO Ltd., Series 2022-6A, Class E, 12.97% (3 mo. Term SOFR + 8.35%), 10/20/2034 (a)	3,000,000	3,023,184
Highbridge Loan Management Ltd., Series 2013-2A, Class A2R, 6.50% (3 mo. Term SOFR + 1.89%), 10/20/2029 (a)	1,975,000	1,977,101
Madison Park Funding Ltd., Series 2022-62A, Class AR, 6.50% (3 mo. Term SOFR + 1.85%), 07/17/2036 (a)	10,000,000	10,040,830
Man GLG US CLO, Series 2024-1A, Class D2, 10.52% (3 mo. Term SOFR + 5.20%), 07/20/2037 (a)	2,000,000	2,012,392
Marble Point CLO, Series 2022-1A, Class E, 12.80% (3 mo. Term SOFR + 8.18%), 04/20/2035 (a)	3,000,000	3,003,288
MCF CLO Ltd., Series 2017-3A, Class ER, 14.03% (3 mo. Term SOFR + 9.41%), 07/20/2033 (a)	3,000,000	3,014,475
MidOcean Credit CLO Ltd., Series 2022-11A, Class ER, 12.94% (3 mo. Term SOFR + 8.31%), 10/18/2033 (a)	1,500,000	1,507,471
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 12.12% (3 mo. Term SOFR + 7.50%), 04/20/2038 (a)	2,000,000	2,013,686
Northwoods Capital Ltd., Series 2018-12BA, Class BR, 6.65% (3 mo. Term SOFR + 1.70%), 06/15/2031 (a)	4,200,000	4,205,725
Oaktree CLO Ltd., Series 2023-2A, Class D, 10.07% (3 mo. Term SOFR + 5.45%), 07/20/2036 (a)	6,000,000	6,155,772
OFSI Fund Ltd., Series 2023-12A, Class D1, 10.57% (3 mo. Term SOFR + 5.95%), 01/20/2035 (a)	7,000,000	7,059,395
Owl Rock CLO Ltd., Series 2023-13A, Class A, 7.36% (3 mo. Term SOFR + 2.55%), 09/20/2035 (a)	3,000,000	3,022,011
Pikes Peak CLO Ltd.
Series 2023-12X, Class D, 10.45% (3 mo. Term SOFR + 5.83%), 04/20/2036 (n)	2,000,000	2,034,528
Series 2023-14A, Class E, 13.20% (3 mo. Term SOFR + 8.58%), 04/20/2036 (a)	4,600,000	4,709,977
Regatta Funding Ltd., Series 2024-1A, Class B, 6.62% (3 mo. Term SOFR + 2.00%), 04/26/2037 (a)	2,000,000	2,017,742
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 9.94% (3 mo. Term SOFR + 5.32%), 01/20/2036 (a)	5,000,000	5,124,820
Saranac CLO, Series 2013-1A, Class BR, 6.78% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	852,752	853,432
Sycamore Tree CLO Ltd., Series 2023-4A, Class D, 10.17% (3 mo. Term SOFR + 5.55%), 10/20/2036 (a)	4,250,000	4,360,407
Trinitas CLO Ltd.
Series 2020-14A, Class D, 9.19% (3 mo. Term SOFR + 4.56%), 01/25/2034 (a)	3,000,000	3,012,792
Series 2023-22A, Class B1, 7.52% (3 mo. Term SOFR + 2.90%), 07/20/2036 (a)(e)	5,300,000	5,337,254
Voya CLO Ltd., Series 2014-2A, Class A2RB, 6.46% (3 mo. Term SOFR + 1.81%), 04/17/2030 (a)	6,040,000	6,051,228
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 07/20/2029 (a)(c)	4,900,000	4,900
AREIT 2024-CRE9 Ltd., Series 2024-CRE9, Class AS, 7.02% (1 mo. Term SOFR + 2.24%), 05/17/2041 (a)	1,700,000	1,699,395
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $190,177,714)		188,111,568

CORPORATE OBLIGATIONS - 4.6%	Par	Value
Basic Materials - 0.2%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032 (a)	750,000	750,542
Consolidated Energy Finance SA, 12.00%, 02/15/2031 (a)	400,000	390,637
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	1,700,000	1,632,976
Mercer International, Inc.
5.50%, 01/15/2026	650,000	650,000
5.13%, 02/01/2029	1,400,000	1,210,488
Methanex Corp., 5.25%, 12/15/2029	305,000	294,571
NOVA Chemicals Corp., 8.50%, 11/15/2028 (a)	200,000	212,318
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	500,000	517,141
		5,658,673

Communications - 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	2,400,000	2,283,655
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	1,900,000	1,831,740
Gray Television, Inc., 5.38%, 11/15/2031 (a)	3,900,000	2,413,203
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	400,000	393,375
Townsquare Media, Inc., 6.88%, 02/01/2026 (a)	1,000,000	997,075
		7,919,048

Consumer, Cyclical - 0.4%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	600,000	544,626
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	600,000	563,178
Cinemark USA, Inc., 7.00%, 08/01/2032 (a)	550,000	564,074
FirstCash, Inc., 4.63%, 09/01/2028 (a)	1,500,000	1,422,628
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	1,500,000	1,359,558
Lithia Motors, Inc., 3.88%, 06/01/2029 (a)	400,000	367,426
NCL Corp. Ltd.
8.38%, 02/01/2028 (a)	300,000	314,489
6.25%, 03/01/2030 (a)	400,000	395,930
Phinia, Inc., 6.75%, 04/15/2029 (a)	400,000	409,027
Resideo Funding, Inc., 6.50%, 07/15/2032 (a)	350,000	352,667
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	500,000	506,675
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	450,000	478,597
White Cap Buyer LLC, 6.88%, 10/15/2028 (a)	3,100,000	3,112,797
		10,391,672

Consumer, Non-cyclical - 0.3%
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	650,000	676,087
DaVita, Inc., 6.88%, 09/01/2032 (a)	500,000	503,606
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)	500,000	518,220
Medline Borrower LP, 5.25%, 10/01/2029 (a)	900,000	872,972
NESCO Holdings, Inc., 5.50%, 04/15/2029 (a)	300,000	278,233
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	400,000	395,644
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	900,000	892,620
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)(k)	400,000	399,719
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	325,000	301,898
TreeHouse Foods, Inc., 4.00%, 09/01/2028	400,000	364,978
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	2,100,000	2,000,977
US Foods, Inc., 7.25%, 01/15/2032 (a)	200,000	208,070
VT Topco, Inc., 8.50%, 08/15/2030 (a)	600,000	632,044
		8,045,068

Diversified - 0.0%(l)
Stena International SA, 7.25%, 01/15/2031 (a)	625,000	649,539

Energy - 0.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (a)	800,000	809,489
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	600,000	603,157
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028 (a)	200,000	205,687
CITGO Petroleum Corp., 7.00%, 06/15/2025 (a)	100,000	100,191
Comstock Resources, Inc., 5.88%, 01/15/2030 (a)	400,000	365,514
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (a)(i)(m)	100,000	5,000
Genesis Energy LP / Genesis Energy Finance Corp., 8.25%, 01/15/2029	275,000	281,017
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	198,000	213,566
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	320,000	321,721
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	250,000	266,579
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	400,000	391,968
New Fortress Energy, Inc.
6.75%, 09/15/2025 (a)	750,000	749,034
6.50%, 09/30/2026 (a)	200,000	185,419
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	400,000	388,651
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	970,000	878,194
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	2,550,000	2,304,484
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	500,000	469,146
Venture Global LNG, Inc., 8.38%, 06/01/2031 (a)	950,000	987,446
		9,526,263

Financial - 2.8%
A10 Capital LLC, 5.88%, 08/17/2026 (a)	1,000,000	947,063
B Riley Financial, Inc., 6.38%, 02/28/2025 (o)	1,153,000	1,075,980
BankGuam Holding Co., 4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031 (a)	2,000,000	1,904,691
Brookline Bancorp, Inc., 8.52% (3 mo. Term SOFR + 3.58%), 09/15/2029	1,000,000	992,500
Clear Street Holdings LLC, 5.88%, 05/15/2026 (a)	2,000,000	1,951,174
Columbia Banking System, Inc., 10.64% (3 mo. Term SOFR + 5.52%), 12/10/2025 (a)	2,500,000	2,469,757
Customers Bank, 8.36% (3 mo. LIBOR US + 3.44%), 06/26/2029 (a)(g)	1,000,000	995,049
Encore Capital Group, Inc., 8.50%, 05/15/2030 (a)	500,000	527,465
FedNat Holding Co., 7.75%, 03/15/2029 (i)(m)	2,500,000	400,000
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032 (a)	3,000,000	2,670,000
Financial Institutions, Inc., 6.00% to 04/15/2025 then 3 mo. LIBOR US + 3.94%, 04/15/2030 (g)	1,500,000	1,462,500
First Bancshares, Inc., 6.40% to 05/01/2028 then 3 mo. Term SOFR + 3.65%, 05/01/2033	1,000,000	990,202
First Foundation, Inc., 3.50% to 02/01/2027 then SOFR + 2.04%, 02/01/2032	1,000,000	741,400
First NBC Bank Holding Co., 5.75%, 02/18/2025 (i)(m)	13,500,000	772,200
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	1,500,000	1,320,373
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	3,000,000	2,437,500
Freedom Mortgage Corp., 7.63%, 05/01/2026 (a)	1,900,000	1,908,786
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029 (a)	900,000	919,164
FS Bancorp, Inc., 3.75% to 02/15/2026 then 3 mo. Term SOFR + 3.37%, 02/15/2031	1,000,000	915,009
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031 (a)	4,000,000	3,600,000
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	400,000	413,535
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	750,000	775,667
goeasy Ltd., 7.63%, 07/01/2029 (a)	600,000	616,705
HomeStreet, Inc., 6.50%, 06/01/2026	750,000	726,862
Jacksonville Bancorp, Inc. Statutory Trust, 8.96% (3 mo. Term SOFR + 4.01%), 09/15/2038 (a)	1,200,000	1,132,108
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029 (a)	300,000	319,776
Kingstone Cos., Inc., 13.75%, 06/30/2026 (a)(b)	3,522,105	3,557,326
LD Holdings Group LLC, 6.13%, 04/01/2028 (a)	500,000	432,818
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029 (a)	200,000	211,810
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.50%, 11/16/2025 (a)	3,500,000	3,416,875
Narragansett Financial Corp., 3.88% to 05/15/2026 then 3 mo. Term SOFR + 3.19%, 05/15/2031 (a)	2,000,000	1,801,069
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028 (a)	2,500,000	2,442,705
Nexbank Capital, Inc., 6.00%, 07/15/2032 (a)	1,000,000	920,000
Northern Bancorp, Inc., 4.75% to 12/30/2024 then 3 mo. Term SOFR + 3.28%, 12/30/2029 (a)	1,000,000	985,000
OneMain Finance Corp., 4.00%, 09/15/2030	800,000	705,025
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	600,000	613,673
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (a)	900,000	840,277
5.75%, 09/15/2031 (a)	900,000	860,102
PHH Mortgage Corp., 7.88%, 03/15/2026 (a)	2,500,000	2,552,063
PRA Group, Inc., 5.00%, 10/01/2029 (a)	2,600,000	2,357,681
Primis Financial Corp., 8.80% (3 mo. Term SOFR + 4.21%), 01/31/2027 (a)	1,000,000	974,701
Ready Capital Corp., 6.20%, 07/30/2026 (o)	8,000,000	7,833,600
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	250,000	253,119
South Street Securities Funding LLC, 6.25%, 12/30/2026 (a)	1,000,000	922,643
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (a)	100,000	102,416
6.00%, 04/15/2030 (a)	50,000	49,055
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	100,000	105,307
Texas State Bankshares, Inc., 8.76% (3 mo. Term SOFR + 3.81%), 06/15/2029 (a)	2,000,000	1,966,224
TIAA, 7.56%, 01/07/2035 (c)	5,000,000	3,650,000
Trinitas Capital Management LLC, 6.00%, 07/30/2026 (a)	4,000,000	3,885,000
Trinity Capital, Inc., 7.00%, 01/16/2025	83,553	2,103,864
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	2,800,000	2,672,993
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	300,000	258,897
		79,459,709

Industrial - 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (a)	1,400,000	1,394,349
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028 (a)	400,000	382,965
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	1,400,000	1,301,448
Coherent Corp., 5.00%, 12/15/2029 (a)	500,000	480,058
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	750,000	705,303
Knife River Corp., 7.75%, 05/01/2031 (a)	400,000	419,397
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	600,000	592,383
Reworld Holding Corp., 4.88%, 12/01/2029 (a)	200,000	186,994
Sealed Air Corp., 6.50%, 07/15/2032 (a)	300,000	304,821
Seaspan Corp., 5.50%, 08/01/2029 (a)	1,350,000	1,285,479
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	400,000	396,479
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031 (a)	100,000	104,002
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	400,000	381,004
XPO, Inc., 7.13%, 06/01/2031 (a)	250,000	259,026
		8,193,708

Technology - 0.0%(l)
Zebra Technologies Corp., 6.50%, 06/01/2032 (a)	500,000	511,926

Utilities - 0.0%(l)
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	400,000	399,680
Pike Corp., 8.63%, 01/31/2031 (a)	225,000	239,338
Vistra Operations Co. LLC
7.75%, 10/15/2031 (a)	100,000	105,701
6.88%, 04/15/2032 (a)	400,000	413,821
		1,158,540
TOTAL CORPORATE OBLIGATIONS (Cost $148,491,935)		131,514,146

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%	Par	Value
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 7.69% (1 mo. Term SOFR + 2.89%), 07/15/2041 (a)	9,500,000	9,504,664
Series 2024-IND, Class E, 8.74% (1 mo. Term SOFR + 3.94%), 07/15/2041 (a)	9,000,000	9,004,284
ARZ Trust
Series 2024-BILT, Class D, 7.00%, 06/11/2029 (a)	850,000	864,866
Series 2024-BILT, Class E, 7.49%, 06/11/2029 (a)	800,000	814,300
Banc of America Re-Remic Trust
Series 2024-NASH, Class A, 6.80% (1 mo. Term SOFR + 2.00%), 05/15/2039 (a)	2,400,000	2,403,070
Series 2024-NASH, Class C, 8.30% (1 mo. Term SOFR + 3.50%), 05/15/2039 (a)	800,000	802,019
Series 2024-NASH, Class D, 9.65% (1 mo. Term SOFR + 4.85%), 05/15/2039 (a)	400,000	401,008
BX Trust
Series 2024-AIRC, Class C, 7.39% (1 mo. Term SOFR + 2.59%), 08/15/2039 (a)	1,700,000	1,707,012
Series 2024-BIO, Class C, 7.44% (1 mo. Term SOFR + 2.64%), 02/15/2041 (a)	4,800,000	4,737,826
Series 2024-BIO, Class D, 8.44% (1 mo. Term SOFR + 3.64%), 02/15/2041 (a)	3,300,000	3,306,890
Series 2024-KING, Class D, 7.29% (1 mo. Term SOFR + 2.49%), 05/15/2034 (a)	2,500,000	2,509,507
Series 2024-PALM, Class D, 7.44% (1 mo. Term SOFR + 2.64%), 06/15/2037 (a)	1,200,000	1,200,142
Series 2024-VLT4, Class E, 7.69% (1 mo. Term SOFR + 2.89%), 07/15/2029 (a)	300,000	301,079
Series 2024-VLT4, Class F, 8.74% (1 mo. Term SOFR + 3.94%), 07/15/2029 (a)	4,500,000	4,503,906
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 7.67% (1 mo. Term SOFR + 2.89%), 06/15/2041 (a)	5,500,000	5,500,500
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.71%, 07/15/2035 (a)(c)	1,450,000	1,447,438
Series 2024-1CHI, Class E, 7.57%, 07/15/2035 (a)(c)	1,800,000	1,796,398
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037 (a)(c)	1,600,000	1,622,117
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040 (a)(c)	1,200,000	1,216,801
Series 2024-HLTN, Class D, 7.71%, 04/13/2040 (a)(c)	1,200,000	1,221,836
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 9.03% (1 mo. Term SOFR + 4.22%), 07/15/2031 (a)	500,000	8,948
Hilton USA Trust
Series 2024-ORL, Class C, 7.24% (1 mo. Term SOFR + 2.44%), 05/15/2037 (a)	800,000	796,996
Series 2024-ORL, Class D, 7.99% (1 mo. Term SOFR + 3.19%), 05/15/2037 (a)	800,000	797,043
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 8.14% (1 mo. Term SOFR + 3.34%), 06/15/2041 (a)	1,700,000	1,708,153
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039 (a)(c)	700,000	707,964
Series 2024-T53, Class F, 11.93%, 05/10/2039 (a)(c)	400,000	404,244
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039 (a)(c)	5,000,000	4,238,080
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 6.30% (1 mo. Term SOFR + 1.50%), 04/15/2031 (a)(e)	3,500,000	2,032,349
LBA Trust
Series 2024-BOLT, Class E, 8.49% (1 mo. Term SOFR + 3.69%), 06/15/2026 (a)	6,500,000	6,500,624
Series 2024-BOLT, Class F, 9.24% (1 mo. Term SOFR + 4.44%), 06/15/2026 (a)	1,400,000	1,400,129
Morgan Stanley, Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (a)	2,689,855	2,771,769
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.17%, 02/15/2046 (a)(c)	1,000,000	50,826
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	1,040,000	909,889
TX Trust
Series 2024-HOU, Class D, 8.04% (1 mo. Term SOFR + 3.24%), 06/15/2039 (a)	500,000	500,054
Series 2024-HOU, Class E, 9.19% (1 mo. Term SOFR + 4.39%), 06/15/2039 (a)	5,000,000	5,000,505
WFLD Mortgage Trust, Series 2014-MONT, Class A, 0.00%, 08/10/2031 (a)(c)	1,577,335	1,437,840
X-Caliber Funding LLC
11.46% (1 mo. LIBOR US + 6.50%), 11/01/2024 (a)(g)	1,628,000	1,624,765
7.42% (1 mo. Term SOFR + 2.75%), 12/15/2024 (a)	3,990,418	3,977,864
12.42% (1 mo. Term SOFR + 7.75%), 12/15/2024 (a)	748,203	726,588
7.00%, 03/31/2025 (a)	3,621,300	3,456,589
5.00%, 09/01/2025 (a)	300,000	299,769
11.00%, 09/01/2025 (a)	3,500,000	3,485,919
Series 2019-1, Class B1, 20.60% (1 mo. Term SOFR + 15.75%), 11/06/2026 (a)	5,129,931	258,420
Series 2020-5, Class A, 8.21% (1 mo. Term SOFR + 3.37%), 10/06/2025 (a)	1,124,144	1,124,561
Series 2020-5, Class B1, 13.21% (1 mo. Term SOFR + 8.37%), 10/06/2025 (a)	2,623,002	2,616,555
Series 2021-10, Class B1, 12.96% (1 mo. Term SOFR + 8.12%), 03/06/2025 (a)	2,000,000	2,005,228
Series 2021-7, Class A, 7.96% (1 mo. LIBOR US + 3.00%), 01/06/2026 (a)(g)	3,950,000	3,915,987
Series 2021-7, Class B2, 0.00%, 01/06/2026 (a)	1,788,000	1,856,030
Series 2021-9, Class B1, 12.96% (1 mo. Term SOFR + 8.12%), 04/06/2026 (a)	1,215,000	219,892
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $118,003,554)		109,699,243

AFFILIATED EXCHANGE TRADED FUNDS - 2.2%	Shares	Value
Angel Oak High Yield Opportunities ETF (p)	3,358,740	37,181,252
Angel Oak Mortgage-Backed Securities ETF (p)	3,046,882	26,203,185
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $69,469,694)		63,384,437

COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 1.5%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2017-KF41, Class B, 7.78% (30 day avg SOFR US + 2.61%), 11/25/2024 (a)	600,479	594,144
Series 2019-KF58, Class B, 7.43% (30 day avg SOFR US + 2.26%), 01/25/2026 (a)	1,182,007	1,168,468
Series 2019-KF64, Class B, 7.58% (30 day avg SOFR US + 2.41%), 06/25/2026 (a)	2,487,563	2,467,155
Series K-157, Class A2, 4.20%, 05/25/2033	1,500,000	1,451,058
Series K-158, Class A2, 4.05%, 07/25/2033	1,000,000	956,250
Series K-159, Class A2, 4.50%, 07/25/2033 (c)	12,820,000	12,661,558
Series K-162, Class A2, 5.15%, 12/25/2033	5,000,000	5,152,045
Series K-163, Class A2, 5.00%, 03/25/2034 (c)	7,000,000	7,146,965
MULTIFAMILY CONNECTICUT AVENUE SECURITIES TRUST
Series 2019-01, Class B10, 10.47% (30 day avg SOFR US + 5.61%), 10/25/2049 (a)	1,500,000	1,519,499
Series 2019-01, Class CE, 13.72% (30 day avg SOFR US + 8.86%), 10/25/2049 (a)	2,000,000	2,016,930
Series 2020-01, Class CE, 12.47% (30 day avg SOFR US + 7.61%), 03/25/2050 (a)	8,000,000	8,342,368
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $42,858,421)		43,476,440

COMMON STOCKS - 0.4%	Shares	Value
Financial - 0.4%
Annaly Capital Management, Inc.	84,833	1,612,675
Ellington Financial, Inc.	103,500	1,251,315
PennyMac Mortgage Investment Trust	81,182	1,094,333
Redwood Trust, Inc.	494,117	3,616,937
Rithm Capital Corp.	258,870	2,741,433
TOTAL COMMON STOCKS (Cost $15,558,535)		10,316,693

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.4%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2018-SPI4, Class B, 4.51%, 11/25/2048 (a)(c)	9,080,237	6,537,771
Series 2022-DNA1, Class M1B, 6.71% (30 day avg SOFR US + 1.85%), 01/25/2042 (a)	1,310,000	1,326,393
Series 2022-DNA3, Class M1A, 6.86% (30 day avg SOFR US + 2.00%), 04/25/2042 (a)	1,987,616	2,013,111
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $12,309,748)		9,877,275

PREFERRED STOCKS - 0.3%	Shares	Value
Financial - 0.3%
AGNC Investment Corp. Series E, 9.85% (3 mo. LIBOR US + 4.99%), Perpetual (g)	66,529	1,681,188
Dynex Capital, Inc., Series C, 6.90% to 04/15/2025 then 3 mo. LIBOR US + 5.46%, Perpetual (g)	173,425	4,417,135
MFA Financial, Inc., Series C, 6.50% to 03/31/2025 then 3 mo. LIBOR US + 5.35%, Perpetual (g)	52,942	1,280,137
TOTAL PREFERRED STOCKS (Cost $7,322,400)		7,378,460

WHOLE LOANS - 0.2%	Par	Value
Agency High Balance Residential Mortgages
5.13%, 05/24/2048	469,982	461,241
8.13%, 07/24/2026	632,401	629,865
8.00%, 04/26/2037	183,074	182,565
8.13%, 05/24/2037	287,250	288,913
8.13%, 05/25/2037	447,614	450,216
6.50%, 08/24/2037	229,108	230,453
Savannah Grand, 10.60%, 03/31/2025	3,500,000	3,495,544
TOTAL WHOLE LOANS (Cost $5,702,389)		5,738,797

WARRANTS - 0.1%	Contracts	Value
Financial - 0.1%
Kingstone Cos., Inc., Expires 12/30/2025, Exercise Price $1.00 (a)(j)	285,750	2,606,040
TOTAL WARRANTS (Cost $716,445)		2,606,040

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class U, 4.58% (q)	2,601,984	2,601,984
TOTAL SHORT-TERM INVESTMENTS (Cost $2,601,984)		2,601,984

TOTAL INVESTMENTS - 103.4% (Cost $3,239,983,316)		2,948,416,664
Liabilities in Excess of Other Assets - (3.4%)		(96,066,700)
TOTAL NET ASSETS - 100.0%		$2,852,349,964
two		–%
Percentages are stated as a percent of net assets.		–%

LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2024, the value of these securities total $1,937,780,724 or 67.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of October 31, 2024.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(d)	Interest only security.
(e)	All or a portion of security has been pledged as collateral in connection with open credit agreements. At October 31, 2024, the value of securities pledged amounted to $275,737,868.
(f)	Principal only security.
(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,187,201 or 0.0% of net assets as of October 31, 2024.

(j)	Non-income producing security.
(k)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(l)	Represents less than 0.05% of net assets.
(m)	Issuer is currently in default.
(n)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of October 31, 2024, the value of these securities total $2,034,528 or 0.1% of the Fund’s net assets.

(o)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(p)	Affiliated company as defined by the Investment Company Act of 1940.
(q)	The rate shown represents the 7-day effective yield as of October 31, 2024.

Angel Oak Multi-Strategy Income Fund
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection (a)
October 31, 2024 (Unaudited)
Reference Obligation	Implied Credit Spread at 10/31/24(b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG(d)	0.536%	1.000%	Quarterly	12/20/2029	Wells Fargo Securities, LLC	$250,000,000	$(5,523,922)	$(5,504,944)	$18,978

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.

 Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$1,457,882,573	$10,001	$1,457,892,574
Residential Mortgage-Backed Securities - U.S. Government Agency	–	508,315,587	–	508,315,587
Asset-Backed Securities	–	407,503,420	–	407,503,420
Collateralized Loan Obligations	–	188,111,568	–	188,111,568
Corporate Obligations	–	130,336,946	1,177,200	131,514,146
Commercial Mortgage-Backed Securities	–	109,699,244	–	109,699,243
Affiliated Exchange Traded Funds	63,384,437	–	–	63,384,437
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	43,476,440	–	43,476,440
Common Stocks	10,316,693	–	–	10,316,693
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	9,877,275	–	9,877,275
Preferred Stocks	7,378,460	–	–	7,378,460
Whole Loans	–	5,738,797	–	5,738,797
Warrants	–	2,606,040	–	2,606,040
Short-Term Investments	2,601,984	–	–	2,601,984
Total	$94,695,018	$2,852,534,446	$1,187,201	$2,948,416,664

Other Financial Instruments
Assets
Swaps*	$–	$18,978	$–	$18,978

* Swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Centrally Cleared Credit Default Swaps.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2024, the Fund recognized $5,000 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. See the summary of quantitative information about Level 3 Fair Value measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/24	Amortization/ Accretion/ Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/24
Corporate Obligations	$772,200	$–	$–	$–	$400,000*	$–	$5,000	$–	$1,177,200
Residential Mortgage- Backed Securities	$10,001	($16,083)	$–	$16,083	$–	$–	$–	$–	$10,001
Total	$782,201	($16,083)	$–	$16,083	$400,000	$–	$5,000	$–	$1,187,201

*Represents value of Level 3 securities received from in-kind redemption of the Angel Oak Financials Income Impact Fund on May 17, 2024.

 The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at October 31, 2024, is ($16,387).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/24	Valuation Techniques	Unobservable Input*	Range**	Weighted Average Unobservable Input
Corporate Obligations	$772,200	Model Valuation	Projected cash flow from liquidation	$5.72	Recovery Estimate 5.72%
Corporate Obligations	$400,000	Model Valuation	Estimated recovery from proposed Chapter 11 liquidation plan	$16.00	Recovery Estimate: 16%
Corporate Obligations	$5,000	Consensus Pricing	Observed quotes on the non-backstop bonds	$5.00	N/A
Residential Mortgage-Backed Securities	$10,001	Model Valuation	Discounted value of the call rights and underlying collateral of security	$0.10-$1.00	$1.00

*Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.
**Each input presents information for one security and reflects the value as of October 31, 2024.

The average monthly notional value of long futures contracts and long swap contracts during the period ended October 31, 2024, was $152,097,848 and $145,000,000, respectively.

Transactions with Affiliates

The Fund's ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund's investment adviser.

The Fund had the following investments in affiliates during the period ended October 31, 2024:

Security Name	Value as of 01/31/24	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 10/31/24	Share Balance	Dividend Income
Angel Oak Financials Income Impact Fund (a)	$39,328,978	$–	($40,188,141)	($7,665,210)	$8,524,373	$-	–	$516,006
Angel Oak High Yield Opportunities ETF	36,198,214	2,507,828	(2,253,960)	(84,926)	814,096	37,181,252	3,358,740	1,817,429
Angel Oak Income ETF	11,907,399	–	(11,898,364)	185,213	(194,248)	–	–	50,879
Angel Oak Mortgage-Backed Securities ETF	30,902,674	84,601	(5,165,314)	(779,691)	1,160,915	26,203,185	3,046,882	1,082,369
Total	$118,337,265	$2,592,429	($59,505,779)	($8,344,614)	$10,305,136	$63,384,437	6,405,622	$3,466,683

(a)
On May 17, 2024, as the result of the planned liquidation of the Financials Income Impact Fund, which was approved by the Board on April 10, 2024, the Multi-Strategy Income Fund redeemed 5,147,772 shares of the Financials Income Impact Fund with a value of $40,188,141. The redemption was satisfied with a cash payment in the amount of $3,110,390 and an in-kind payment of securities that had a value of $37,077,751, which included accrued interest of $514,899. The Multi-Strategy Income Fund recorded a realized loss of $7,665,209 on the in-kind redemption.